UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-23015

SEI Catholic Values Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Timothy D. Barto, Esq.

SEI Investments Co.

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-676-1000

Date of fiscal year end: February 28, 2027

Date of reporting period: August 31, 2026

Item 1. Reports to Stockholders.

(a)           A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Semi-Annual Shareholder Report: August 31, 2026

Catholic Values Equity Fund

SEI Catholic Values Trust/Class F Shares - CAVAX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Catholic Values Equity Fund (the "Fund") for the period from March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Values Equity Fund, Class F Shares	$42	0.79%

Key Fund Statistics as of August 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$460,459,902	819	$805	118%

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Rights	0.0%
Futures Contracts	0.0%
Registered Investment Companies	0.3%
Real Estate	0.6%
Cash Equivalent	1.5%
Utilities	1.6%
Materials	2.2%
Energy	3.0%
Consumer Staples	4.6%
Health Care	6.4%
Communication Services	7.4%
Industrials	10.5%
Consumer Discretionary	11.2%
Financials	16.9%
Information Technology	33.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA Corp	4.4%
Apple Inc	3.7%
Microsoft Corp	3.1%
Alphabet Inc, Cl A	2.0%
Taiwan Semiconductor Manufacturing Co Ltd	1.6%
Amazon.com Inc	1.2%
Visa Inc, Cl A	1.2%
Adobe Inc	0.9%
Samsung Electronics Co Ltd	0.8%
Alphabet Inc, Cl C	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

CAVAX-SAR-2026

Semi-Annual Shareholder Report: August 31, 2026

Catholic Values Equity Fund

SEI Catholic Values Trust/Class Y Shares - CAVYX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the Catholic Values Equity Fund (the "Fund") for the period from March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Values Equity Fund, Class Y Shares	$37	0.70%

Key Fund Statistics as of August 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$460,459,902	819	$805	118%

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Rights	0.0%
Futures Contracts	0.0%
Registered Investment Companies	0.3%
Real Estate	0.6%
Cash Equivalent	1.5%
Utilities	1.6%
Materials	2.2%
Energy	3.0%
Consumer Staples	4.6%
Health Care	6.4%
Communication Services	7.4%
Industrials	10.5%
Consumer Discretionary	11.2%
Financials	16.9%
Information Technology	33.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA Corp	4.4%
Apple Inc	3.7%
Microsoft Corp	3.1%
Alphabet Inc, Cl A	2.0%
Taiwan Semiconductor Manufacturing Co Ltd	1.6%
Amazon.com Inc	1.2%
Visa Inc, Cl A	1.2%
Adobe Inc	0.9%
Samsung Electronics Co Ltd	0.8%
Alphabet Inc, Cl C	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

CAVYX-SAR-2026

Semi-Annual Shareholder Report: August 31, 2026

Catholic Values Fixed Income Fund

SEI Catholic Values Trust/Class F Shares - CFVAX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Catholic Values Fixed Income Fund (the "Fund") for the period from March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Values Fixed Income Fund, Class F Shares	$34	0.69%

Key Fund Statistics as of August 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$227,358,139	942	$329	153%

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Interest Rate Swaps	-0.1%
Forwards	0.0%
Written Swaptions	0.0%
Futures Contracts	0.0%
Purchased Swaption	0.0%
Consumer Staples	0.4%
Municipal Bonds	0.6%
Materials	0.6%
Health Care	0.6%
Sovereign Debt	0.7%
Cash Equivalent	0.8%
Real Estate	1.1%
Information Technology	1.1%
Energy	1.2%
Consumer Discretionary	1.4%
Communication Services	2.5%
Industrials	2.6%
Utilities	3.4%
Financials	7.7%
Asset-Backed Securities	11.0%
U.S. Treasury Obligations	31.1%
Mortgage-Backed Securities	41.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	4.250%	07/31/28	4.5%
U.S. Treasury Notes	4.375%	08/31/31	4.3%
U.S. Treasury Bonds	5.125%	08/15/56	3.3%
UMBS	4.500%	10/15/33	2.7%
U.S. Treasury Notes	4.375%	07/31/31	2.3%
U.S. Treasury Bonds	4.875%	08/15/45	2.0%
U.S. Treasury Notes	4.625%	08/15/36	2.0%
U.S. Treasury Notes	3.500%	02/28/31	1.6%
UMBS	3.500%	10/15/56	1.5%
UMBS	4.000%	09/14/39	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

CFVAX-SAR-2026

Semi-Annual Shareholder Report: August 31, 2026

Catholic Values Fixed Income Fund

SEI Catholic Values Trust/Class Y Shares - CFVYX

Fund Overview

This semi-annual shareholder report contains important information about Class Y Shares of the Catholic Values Fixed Income Fund (the "Fund") for the period from March 1, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Values Fixed Income Fund, Class Y Shares	$29	0.59%

Key Fund Statistics as of August 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$227,358,139	942	$329	153%

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Interest Rate Swaps	-0.1%
Forwards	0.0%
Written Swaptions	0.0%
Futures Contracts	0.0%
Purchased Swaption	0.0%
Consumer Staples	0.4%
Municipal Bonds	0.6%
Materials	0.6%
Health Care	0.6%
Sovereign Debt	0.7%
Cash Equivalent	0.8%
Real Estate	1.1%
Information Technology	1.1%
Energy	1.2%
Consumer Discretionary	1.4%
Communication Services	2.5%
Industrials	2.6%
Utilities	3.4%
Financials	7.7%
Asset-Backed Securities	11.0%
U.S. Treasury Obligations	31.1%
Mortgage-Backed Securities	41.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	4.250%	07/31/28	4.5%
U.S. Treasury Notes	4.375%	08/31/31	4.3%
U.S. Treasury Bonds	5.125%	08/15/56	3.3%
UMBS	4.500%	10/15/33	2.7%
U.S. Treasury Notes	4.375%	07/31/31	2.3%
U.S. Treasury Bonds	4.875%	08/15/45	2.0%
U.S. Treasury Notes	4.625%	08/15/36	2.0%
U.S. Treasury Notes	3.500%	02/28/31	1.6%
UMBS	3.500%	10/15/56	1.5%
UMBS	4.000%	09/14/39	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten holdings.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

CFVYX-SAR-2026

(b)           Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

(a) The Schedules of Investments are included as part of the Financial Statements and Financial Highlights filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements and Financial Highlights are filed herein.

August 31, 2026

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

SEI Catholic Values Trust

Catholic Values Equity Fund

Catholic Values Fixed Income Fund

seic.com

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	28
Statements of Operations	29
Statements of Changes in Net Assets	30
Financial Highlights	31
Notes to Financial Statements	32
Other Information (Form N-CSRS Items 8-11)	50

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 97.2%

Communication Services — 7.4%
Alphabet Inc, Cl A	27,135	$9,208
Alphabet Inc, Cl C	10,641	3,569
AT&T Inc	83,125	2,152
Autohome ADR	4,758	104
Baidu Inc ADR *	1,654	158
BCE	13,982	330
Chunghwa Telecom ADR	7,726	334
Comcast Corp, Cl A	33,447	890
Fox Corp, Cl A	8,184	551
Fox Corp, Cl B	21,644	1,304
Group	14,544	170
Hellenic Telecommunications Organization	10,046	231
JOYY ADR	3,299	246
Krafton	949	157
Liberty Global, Cl A *	9,541	103
Match Group Inc	8,900	362
Meta Platforms Inc, Cl A	5,540	3,171
Millicom International Cellular	3,630	340
NetEase ADR	1,316	160
NetEase	24,656	601
Netflix Inc *	4,733	384
New York Times Co/The, Cl A	1,812	122
News Corp	2,342	72
Ooredoo QPSC	114,931	399
Pinterest Inc, Cl A *	10,329	224
Publicis Groupe SA	7,484	878
Rightmove	53,978	371
Roku Inc, Cl A *	600	94
Sirius XM Holdings Inc	3,627	102
Spotify Technology SA *	559	304
Swisscom	179	139
Tencent Holdings Ltd	28,493	1,636
T-Mobile US Inc	721	130
Toei Animation Co Ltd	23,600	452
Trade Desk Inc/The, Cl A *	11,436	157
Universal Music Group NV	18,669	317
Verizon Communications Inc	29,471	1,474
Versant Media Group	485	20
Vodacom Group	33,418	310
Vodafone Group	1,175,321	1,885
Walt Disney Co/The	1,714	184
Weibo ADR	13,175	90
Yelp, Cl A *	5,959	133
Zegona Communications	6,628	145
		34,163
Consumer Discretionary — 11.1%
Acushnet Holdings	1,117	96
ADT Inc	5,625	42
Airbnb Inc, Cl A *	8,296	1,520
Aisin	10,017	141
Alibaba Group Holding Ltd	42,567	608
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Amazon.com Inc *	20,966	$5,446
Aramark	2,596	146
Aritzia *	3,240	309
Asics	9,278	260
AutoZone Inc *	149	446
Bath & Body Works Inc	2,927	56
Best Buy Co Inc	14,077	1,128
Booking Holdings Inc	9,787	1,948
BorgWarner Inc	8,203	526
Bridgestone	22,985	594
Burlington Stores Inc *	404	105
Canadian Tire, Cl A	982	133
Cie Generale des Etablissements Michelin SCA	35,326	1,434
Columbia Sportswear Co	602	35
Crocs Inc *	590	71
Dana	4,601	138
Deckers Outdoor Corp *	2,145	187
Dick's Sporting Goods Inc	382	52
Dillard's Inc, Cl A	200	125
Dollarama Inc	5,435	686
Domino's Pizza Inc	173	59
eBay Inc	18,531	1,919
Etsy Inc *	427	35
Expedia Group Inc	2,298	729
Falabella	22,459	149
Fast Retailing	662	299
Five Below Inc *	501	124
Ford Motor Co	57,372	800
Games Workshop Group	1,315	326
Gap Inc/The	4,895	109
Garmin Ltd	798	227
Geely Automobile Holdings	138,748	311
General Motors Co	33,048	2,853
Gentex Corp	2,705	61
G-III Apparel Group	4,531	148
Grand Canyon Education Inc *	215	32
H World Group ADR	6,006	284
H&R Block Inc	6,355	328
Hankook Tire & Technology	3,462	168
Harley-Davidson Inc	8,719	241
Hasbro Inc	526	49
Haseko	17,992	326
Hilton Worldwide Holdings Inc	2,496	789
Honda Motor	71,209	763
Inchcape	22,406	258
Industria de Diseno Textil SA	11,889	799
Jarir Marketing	35,878	165
JD.com ADR	18,027	509
JD.com, Cl A	28,442	402
Kingfisher PLC	35,702	151
Lear Corp	6,145	768
Li Ning	127,372	221

SEI Catholic Values Trust	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Linamar	4,615	$329
LKQ Corp	27,838	699
Macy's Inc	21,093	463
Magna International Inc	28,282	1,855
Mattel Inc *	910	14
Mazda Motor	20,431	157
Mercedes-Benz Group	13,263	726
Midea Group, Cl H	52,951	683
New Oriental Education & Technology Group	36,936	213
Next	8,587	1,797
Nifco	5,421	179
Niterra	5,650	294
O'Reilly Automotive Inc *	2,115	188
Pandora ADR	7,654	126
Petronas Dagangan	30,050	152
PulteGroup Inc	48	6
Ralph Lauren Corp, Cl A	3,377	1,171
Restaurant Brands International Inc	1,172	91
Ross Stores Inc	8,647	1,976
Ryohin Keikaku	11,523	312
Sally Beauty Holdings *	9,402	154
Shimamura	6,766	139
Shinsegae	305	92
Signet Jewelers	1,591	131
Sony Group ADR	22,726	558
Stanley Electric	11,756	266
Subaru	21,385	355
Sumitomo Electric Industries	25,520	354
Swatch Group AG/The	832	193
TAL Education Group ADR *	14,778	173
Tapestry Inc	6,519	804
Tesla Inc *	928	341
TJX Cos Inc/The	18,583	2,488
Toll Brothers Inc	603	87
Toyo Tire	10,028	235
Travel + Leisure Co	1,185	81
Ulta Beauty Inc *	2,128	1,143
Ultrapar Participacoes	49,087	327
Urban Outfitters Inc *	1,035	84
USS	11,712	146
Versigent *	212	10
Vibra Energia	26,054	172
Victoria's Secret & Co *	1,857	159
Williams-Sonoma Inc	1,110	253
YETI Holdings Inc *	1,751	72
Yum! Brands Inc	560	86
		50,968
Consumer Staples — 4.6%
Ambev SA	155,000	451
Ambev SA ADR	77,551	223
Archer-Daniels-Midland Co	12,009	976
AVI	12,418	66
BIM Birlesik Magazalar	16,269	137
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Casey's General Stores Inc	884	$665
Coca-Cola Co/The	24,355	2,160
Coca-Cola HBC	4,798	295
Colgate-Palmolive Co	25,318	2,274
Costco Wholesale Corp	4	4
Cranswick	3,432	251
Diageo PLC	33,184	763
Dollar General Corp	8,252	1,046
Estee Lauder Cos Inc/The, Cl A	981	100
Fomento Economico Mexicano ADR	1,402	169
Golden Agri-Resources	663,198	164
Hershey Co/The	1,957	345
Indofood Sukses Makmur Tbk PT	359,562	152
Ingredion Inc	2,356	244
J Sainsbury	262,770	1,184
Kao	6,448	147
Keurig Dr Pepper Inc	9,117	290
Kimberly-Clark Corp	2,039	220
Koninklijke Ahold Delhaize	24,456	871
Kroger Co/The	13,695	788
L'Oreal	936	417
Maplebear *	4,183	211
Monster Beverage Corp *	7,354	338
Nestle India	25,538	401
PepsiCo Inc	6,799	954
Savola Group	16,940	118
Seaboard Corp	32	125
Smithfield Foods	3,804	83
Spectrum Brands Holdings	1,136	98
Sysco Corp	2,492	202
Target Corp	8,678	1,396
Tesco	48,692	302
Tyson Foods Inc, Cl A	15,879	876
Unilever	2,246	145
Walmart Inc	6,031	632
WH Group	708,134	668
Wilmar International	130,734	393
		21,344
Energy — 3.0%
APA	4,165	180
Bharat Petroleum	46,121	157
BP PLC	40,272	288
BP PLC ADR	16,717	717
Calumet *	2,947	147
Chevron Corp	4,939	1,018
Delek US Holdings Inc	1,515	113
DHT Holdings	16,809	329
Enbridge	6,655	337
ENEOS Holdings	14,749	123
Eni	6,539	179
Equinor	16,053	688
Frontline	3,330	146
Halliburton Co	5,686	209

2	SEI Catholic Values Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
HF Sinclair Corp	3,809	$387
Indian Oil	87,579	128
Marathon Petroleum Corp	2,161	807
MOL Hungarian Oil & Gas *	11,592	186
Motor Oil Hellas Corinth Refineries	4,113	287
NOV	35,058	746
OMV	7,358	588
ORLEN	7,433	307
PBF Energy Inc, Cl A	3,290	240
Phillips 66	2,105	519
PTT Exploration & Production NVDR	70,860	317
Repsol	45,914	1,464
SFL, Cl B	15,577	194
Shell	16,707	768
Shell PLC ADR	2,381	218
TechnipFMC PLC	164	13
Teekay Tankers, Cl A	2,183	196
Thai Oil NVDR	6,737	13
TORM, Cl A	9,098	298
TotalEnergies SE	11,707	1,032
Turkiye Petrol Rafinerileri	17,187	143
Valero Energy Corp	1,334	479
		13,961
Financials — 16.9%
ABN AMRO Bank ADR	765	37
Affiliated Managers Group Inc	631	232
Aflac Inc	4,484	519
AGNC Investment Corp ‡	2,829	30
Agricultural Bank of China, Cl H	1,194,428	965
AIA Group ADR	6,417	249
AIB Group ADR	2,406	61
AIB Group PLC	154,640	1,968
Allstate Corp/The	68	18
American International Group Inc	6,325	483
Ameriprise Financial Inc	1,451	803
Amundi	3,740	409
Aon PLC, Cl A	3,901	1,254
Assurant Inc	485	137
Axis Capital Holdings Ltd	1,754	173
Banco Bilbao Vizcaya Argentaria ADR	14,120	409
Banco Bilbao Vizcaya Argentaria	25,966	751
Banco de Sabadell	240,884	1,014
Banco del Bajio	92,035	311
Banco do Brasil SA	63,700	256
Banco Santander	59,285	868
Bank Leumi Le-Israel	6,092	155
Bank of America Corp	11,475	711
Bank of Baroda	45,776	115
Bank of Ireland Group	26,313	581
Bank of New York Mellon Corp/The	14,929	2,408
Bank of NT Butterfield & Son	3,969	234
Bank OZK	9,680	475
Bank Polska Kasa Opieki	13,009	905
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Bank Rakyat Indonesia Persero	1,550,500	$284
Banque Saudi Fransi	54,736	316
Barclays ADR	29,447	784
Barclays PLC	138,294	918
Berkshire Hathaway Inc, Cl B *	24	12
BlackRock Funding Inc/DE	75	87
Block Inc, Cl A *	934	77
BNP Paribas	3,852	459
Bread Financial Holdings Inc	3,880	405
Brookfield	2,184	90
CaixaBank ADR	65,913	332
Canadian Imperial Bank of Commerce	1,189	135
Capital One Financial Corp	3,583	769
Cboe Global Markets Inc	2,181	655
Charles Schwab Corp/The	6,828	750
China CITIC Bank, Cl H	285,779	304
China Construction Bank, Cl H	655,509	792
China Life Insurance Co Ltd, Cl H	65,631	252
China Merchants Bank ADR	6,596	214
China Merchants Bank, Cl H	42,500	276
Chongqing Rural Commercial Bank, Cl H	274,818	229
Citigroup Inc	16,716	2,200
Citizens Financial Group Inc	1,008	69
CNO Financial Group Inc	3,122	171
Cohen & Steers Inc	1,009	81
Columbia Financial Inc	8,461	98
Commercial International Bank - Egypt (CIB)	213,572	573
Corebridge Financial	31,709	1,032
Corpay *	1,338	541
DNB Bank	9,779	333
Emirates NBD Bank PJSC	36,685	300
Erste Group Bank AG	1,100	155
Euronet Worldwide Inc *	554	38
Everest Group Ltd	248	93
FactSet Research Systems Inc	294	92
First American Financial Corp	1,122	83
First Citizens BancShares Inc/NC, Cl A	118	255
First Hawaiian Inc	1,924	49
Fiserv Inc *	3,297	176
Franklin Resources Inc	1,707	58
Gentera	102,948	246
Genworth Financial, Cl A *	24,085	239
Global Payments Inc	9,947	906
Globe Life Inc	3,754	648
Goldman Sachs Group Inc/The	269	276
Grupo Financiero Banorte SAB de CV, Cl O	85,186	964
Hamilton Insurance Group, Cl B	4,122	145
Hana Financial Group	4,917	489
Hanover Insurance Group Inc/The	502	113
HDFC Bank Ltd ADR	23,981	544
HSBC Holdings ADR	5,530	570
HSBC Holdings PLC	37,760	774

SEI Catholic Values Trust	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Industrial & Commercial Bank of China ADR	14,180	$273
Industrial & Commercial Bank of China, Cl H	344,777	332
ING Groep	18,563	657
ING Groep ADR	30,370	1,073
Intercontinental Exchange Inc	5,511	886
Invesco Ltd	3,179	104
Jack Henry & Associates Inc	1,370	230
Jackson Financial, Cl A	1,987	265
JPMorgan Chase & Co	3,033	1,080
Julius Baer Group	13,142	1,221
Karur Vysya Bank	43,441	158
KB Financial Group	3,420	429
KB Financial Group ADR	2,692	336
KBC Group	2,365	360
LIC Housing Finance	35,999	203
Lincoln National Corp	1,943	83
Lion Finance Group	3,939	710
M&T Bank Corp	924	216
Mastercard Inc, Cl A	3,339	1,968
MetLife Inc	14,007	1,333
Metropolitan Bank & Trust	214,063	229
Mizuho Financial Group ADR	13,211	141
Moody's Corp	1,088	549
Morgan Stanley	4,385	935
MSCI Inc, Cl A	141	80
Nasdaq Inc	5,815	573
NatWest Group ADR	41,622	758
NatWest Group PLC	194,845	1,773
New China Life Insurance, Cl A	14,900	133
New China Life Insurance, Cl H	33,961	200
NN Group ADR	2,152	97
Northern Trust Corp	2,012	373
Old Republic International Corp	2,551	106
OneMain Holdings Inc, Cl A	1,860	116
ORIX ADR	1,537	60
OSB Group	42,302	292
OTP Bank Nyrt	3,599	518
Oversea-Chinese Banking	13,139	325
Partners Group Holding AG	856	776
PayPal Holdings Inc	3,490	184
PNC Financial Services Group Inc/The	1,341	321
Popular Inc	6,211	1,045
Primerica Inc	683	196
Prudential Financial Inc	2,343	276
Raiffeisen Bank International	2,190	162
Raymond James Financial Inc	477	85
Regions Financial Corp	5,506	165
Reinsurance Group of America Inc	1	—
RenaissanceRe Holdings Ltd	776	254
Riyad Bank	77,571	430
S&P Global Inc	2,469	1,076
Shinhan Financial Group ADR	4,526	358
Shinhan Financial Group	10,727	854
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Singapore Exchange	33,870	$678
SLM Corp	6,847	178
Sompo Holdings ADR	8,892	189
Standard Chartered ADR	821	48
Standard Chartered	59,690	1,735
State Street Corp	8,197	1,569
Swedbank	15,338	600
Synchrony Financial	23,500	1,811
TBC Bank Group	4,998	339
Truist Financial Corp	2,659	132
UBS Group	11,351	622
Union Bank of India	83,328	165
Unum Group	3,649	340
US Bancorp	3,143	194
Visa Inc, Cl A	14,058	5,333
Wells Fargo & Co	8,984	776
Western Union Co/The	28,945	207
White Mountains Insurance Group Ltd	78	164
Woori Financial Group ADR	2,406	176
Woori Financial Group	11,139	273
Zions Bancorp NA	1,209	81
		77,949
Health Care — 6.4%
Argenx *	1,300	1,335
Asahi Intecc	15,122	357
Avantor Inc *	39,714	577
Baxter International Inc	29,164	758
Boston Scientific Corp *	13,917	672
Cardinal Health Inc	9,958	2,336
CareDx Inc *	5,236	262
Cencora Inc, Cl A	2,191	709
Centene Corp *	20,757	1,336
Chemed Corp	108	56
Cigna Group	3,596	993
Concentra Group Holdings Parent	307	10
CVS Health Corp	16,824	1,580
Dexcom Inc *	5,879	535
Edwards Lifesciences Corp *	3,324	302
Elanco Animal Health Inc *	13,862	332
Elevance Health Inc	1,319	518
Encompass Health Corp	2,181	262
EssilorLuxottica SA	2,211	410
Exelixis Inc *	10,440	570
Fresenius Medical Care ADR	4,711	107
Fresenius Medical Care AG & Co KGaA	23,540	1,077
Galderma Group	6,419	1,332
Halozyme Therapeutics *	1,463	156
HealthEquity Inc *	3,370	325
Hoya Corp	9,082	1,391
Humana Inc	3,006	1,152
IDEXX Laboratories Inc *	736	410
Immunocore Holdings ADR *	10,108	367
Incyte Corp *	837	103

4	SEI Catholic Values Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Indivior Pharmaceuticals *	7,076	$247
Intuitive Surgical Inc *	577	218
IQVIA Holdings Inc *	5,047	1,318
Jazz Pharmaceuticals PLC *	2,393	600
Labcorp Holdings Inc	288	96
Medipal Holdings	22,173	401
Medtronic PLC	2,810	255
Mettler-Toledo International Inc *	181	254
Molina Healthcare Inc *	413	82
Natera Inc *	1,247	402
Neurocrine Biosciences Inc *	9	1
Quest Diagnostics Inc	2,735	657
ResMed Inc	3,507	842
Royalty Pharma PLC, Cl A	7,983	490
Sotera Health Co *	18,278	346
STERIS PLC	936	218
Veeva Systems Inc, Cl A *	443	127
West Pharmaceutical Services Inc	1,372	468
WuXi AppTec, Cl A	15,300	352
WuXi AppTec, Cl H	7,490	180
Zoetis Inc, Cl A	17,702	1,365
		29,249
Industrials — 10.5%
ABB ADR	5,584	544
ABB	9,045	886
ACS Actividades de Construccion y Servicios	9,398	1,112
ACS Actividades de Construccion y Servicios ADR *	3,816	90
Aena SME	10,870	333
AerCap Holdings NV	3,564	520
Allegion plc	536	83
AMETEK Inc	4,867	1,145
ANA Holdings	7,419	141
ATI *	127	26
Atlas Copco, Cl A	40,139	860
Atlas Copco, Cl B	25,007	464
Automatic Data Processing Inc	460	132
Ayvens	10,870	144
AZZ	371	51
Balfour Beatty	58,587	695
Booz Allen Hamilton Holding Corp, Cl A	5,571	421
Brady, Cl A	5,756	522
Broadridge Financial Solutions Inc	381	69
Caterpillar Inc	1,157	923
Central Japan Railway	19,263	478
China Yuchai International	2,620	100
CK Hutchison Holdings	80,416	718
Clarkson	3,494	240
CNH Industrial NV	9,054	107
Comfort Systems USA Inc	178	275
Computershare Ltd	18,650	531
COMSYS Holdings	4,823	165
CSX Corp	1,034	52
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Cummins Inc	630	$356
Daikin Industries	6,900	889
Daimler Truck Holding	23,161	1,254
Delta Air Lines Inc	4,577	357
Deutsche Lufthansa	36,783	333
Deutsche Lufthansa ADR	4,542	41
Donaldson Co Inc	6,034	548
Doosan Bobcat Inc	5,983	271
Dover Corp	597	116
DuPont de Nemours	681	92
easyJet	16,459	148
EMCOR Group Inc	555	408
EnerSys	2,696	496
Everus Construction Group *	204	23
EXEO Group	8,676	143
ExlService Holdings Inc *	5,410	206
Expeditors International of Washington Inc	3,691	700
Experian PLC	18,715	762
Fastenal Co	5,934	293
Ferguson Enterprises Inc	409	92
Forgent Power Solutions, Cl A *	1,467	45
Fortive Corp	627	37
Furukawa Electric	8,437	210
Genpact Ltd	15,156	576
Haitian International Holdings	7,359	17
Hanwa	17,630	206
Howden Joinery Group	46,460	494
Howmet Aerospace Inc	3,707	908
IDEX Corp	1,710	391
IES Holdings *	140	42
Illinois Tool Works Inc	3,749	1,032
IMI PLC	11,565	482
Indutrade	5,566	146
International Consolidated Airlines Group	80,176	465
ISS	6,497	291
ITT Inc	1,117	224
Japan Airlines	11,878	223
Jardine Matheson Holdings Ltd	6,238	367
JB Hunt Transport Services Inc	1,825	484
JD Logistics *	190,758	267
JET2	8,756	178
Johnson Controls International plc	6,488	897
Kajima	12,443	375
Kanematsu	19,104	269
Keller Group	8,348	341
Kennametal	2,336	69
Koninklijke BAM Groep	15,116	204
Korn Ferry	1,225	105
Landstar System Inc	158	29
Lincoln Electric Holdings Inc	1,715	482
Logista Integral	5,059	212
Loomis, Cl B	8,151	460
Lyft Inc, Cl A *	1,618	27

SEI Catholic Values Trust	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Mabuchi Motor	13,715	$151
ManpowerGroup Inc	2,772	175
Masco Corp	6,238	450
MasTec Inc *	466	112
Mitsubishi Electric ADR	751	52
MSA Safety Inc	401	75
MSC Industrial Direct Co Inc, Cl A	3,454	411
Mueller Industries	1,940	121
NGK	3,433	113
NIPPON EXPRESS HOLDINGS INC	4,751	171
NSK	18,538	128
nVent Electric PLC	5,851	882
Oshkosh Corp	1,137	175
Otis Worldwide Corp	7,693	547
Parker-Hannifin Corp	128	125
Paycom Software Inc	217	52
Paylocity Holding Corp *	2,254	361
Per Aarsleff Holding	1,201	130
Pitney Bowes	18,035	309
Prysmian ADR	1,394	98
Randstad	12,850	604
RBC Bearings *	719	355
Recruit Holdings Co Ltd	13,943	1,580
RELX PLC	20,173	732
Rexel	18,756	782
Rockwell Automation Inc	297	126
Ryder System Inc	1,071	262
Sany Heavy Industry, Cl A	52,200	155
Science Applications International Corp	487	62
Siemens Energy ADR	6,699	222
Simpson Manufacturing Co Inc	408	75
Singapore Airlines	73,345	391
Singapore Airlines ADR	21,301	226
Singapore Technologies Engineering	16,456	139
SK	398	157
SK Square	310	232
Snap-on Inc	234	90
Societe BIC SA	2,282	180
SS&C Technologies Holdings Inc	12,542	1,041
Sumitomo Heavy Industries	4,094	147
Swire Pacific ADR	12,814	174
Techtronic Industries	41,500	714
Techtronic Industries ADR	3,568	307
Timken Co/The	1,209	146
Toro Co/The	721	71
Trane Technologies PLC	640	284
TransDigm Group Inc	58	68
TriNet Group Inc	1,431	101
Tsubakimoto Chain	8,847	150
Uber Technologies Inc *	2,037	154
United Airlines Holdings Inc *	1,164	126
VAT Group ADR	305	23
Veralto	2,131	210
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Verisk Analytics Inc, Cl A	3,992	$774
Watts Water Technologies, Cl A	1,971	721
Wolters Kluwer NV	5,498	452
Woodward Inc	1,058	360
WW Grainger Inc	819	1,072
Yangzijiang Shipbuilding Holdings	49,787	189
ZTO Express Cayman	15,086	320
		48,522
Information Technology — 32.9%
A10 Networks	2,622	67
Accenture PLC, Cl A	7,643	1,450
Accton Technology	1,846	118
Adobe Inc *	14,513	4,249
Advanced Micro Devices Inc *	1,330	626
Alps Alpine Co Ltd	19,570	275
Amdocs Ltd	18,326	1,156
Amphenol Corp, Cl A	9,380	1,487
Analog Devices Inc	1,863	675
Apple Inc	53,698	17,014
Applied Materials Inc	3,868	1,773
Arista Networks Inc *	820	160
Arrow Electronics Inc *	2,579	527
ASE Technology Holding ADR	10,086	373
ASE Technology Holding Co Ltd	7,132	131
ASM International, Cl G	271	254
ASML Holding NV	2,060	3,494
ASPEED Technology	540	273
Autodesk Inc *	9,553	2,470
Avnet Inc	10,619	951
Azbil	12,948	123
Benchmark Electronics	1,549	109
BILL Holdings Inc *	845	42
BIPROGY	2,584	77
Broadcom Inc	8,411	3,115
Brother Industries Ltd	13,002	398
Cadence Design Systems Inc *	1,694	574
Canon	18,512	540
Canon Marketing Japan	11,896	278
Check Point Software Technologies Ltd *	1,148	159
Ciena Corp *	1,051	402
Cirrus Logic Inc *	3,462	379
Cisco Systems Inc	27,209	3,006
Citizen Watch	9,959	175
Clear Secure, Cl A	2,666	118
Cloudflare Inc, Cl A *	778	237
Cognizant Technology Solutions Corp, Cl A	35,091	2,266
Computacenter	2,424	185
Crowdstrike Holdings Inc, Cl A *	1,070	247
Datadog Inc, Cl A *	442	105
Dell Technologies Inc, Cl C	2,657	1,212
Delta Electronics	3,180	184
DocuSign Inc, Cl A *	188	12
Dolby Laboratories Inc, Cl A	7,319	451

6	SEI Catholic Values Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Dropbox Inc, Cl A *	10,909	$384
DXC Technology Co *	5,501	62
Dynatrace Inc *	533	29
Elastic NV *	2,165	211
F5 Inc *	4,664	1,899
Fair Isaac Corp *	42	48
Fortinet Inc *	3,164	541
FUJIFILM Holdings	23,900	504
Fujitsu ADR	6,265	150
Gartner Inc *	205	41
Gen Digital Inc	25,374	787
GoDaddy Inc, Cl A *	2,104	206
Guidewire Software Inc *	1,677	343
Halma PLC	10,253	499
Hewlett Packard Enterprise Co	29,737	1,553
Hexagon AB, Cl B	82,107	854
Himax Technologies ADR	6,566	90
Hon Hai Precision Industry Co Ltd	32,098	253
HP Inc	41,274	1,239
HubSpot Inc *	846	221
Ingram Micro Holding Corp	3,776	106
Insight Enterprises *	963	151
Intel Corp *	3,714	332
InterDigital	1,006	337
Intuit Inc	3,589	1,290
Jabil Inc	5,539	1,691
Keyence Corp	1,500	782
Keysight Technologies Inc *	1,227	396
KLA Corp	1,987	349
Konica Minolta	38,868	161
Lam Research Corp	4,966	1,497
Lenovo Group ADR	6,199	475
Lenovo Group	52,995	203
LG Display ADR *	68,216	231
Logitech International	6,815	670
Manhattan Associates Inc *	64	14
Marvell Technology Inc	698	148
MediaTek	4,550	563
Microchip Technology Inc	920	68
Micron Technology Inc	3,390	3,250
Microsoft Corp	27,967	14,187
MongoDB Inc, Cl A *	261	118
Motorola Solutions Inc	667	324
Murata Manufacturing ADR	10,022	225
Murata Manufacturing	17,652	785
Mycronic	4,427	150
Nanya Technology	10,004	171
NetApp Inc	10,397	1,926
NetScout Systems *	3,360	130
Nokia ADR	18,739	190
Nokia Oyj	43,912	447
Novatek Microelectronics	15,447	263
Nutanix Inc, Cl A *	3,382	232
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
NVIDIA Corp	91,782	$20,264
NXP Semiconductors NV	195	44
Okta Inc, Cl A *	1,041	180
Omron ADR	1,268	53
Open Text	7,669	191
Oracle Corp	1,278	191
Otsuka	24,892	562
Palantir Technologies Inc, Cl A *	2,757	514
Palo Alto Networks Inc *	3,762	1,438
Pegatron	51,235	147
QUALCOMM Inc	8,158	1,391
Ricoh	18,960	201
RingCentral Inc, Cl A	3,975	277
Sage Group	36,894	540
Salesforce Inc	2,776	715
Samsung Electro-Mechanics	110	116
Samsung Electronics Co Ltd	19,158	3,617
SANDISK CORP *	110	172
SAP SE	6,070	1,336
Seagate Technology Holdings	596	494
Seiko Epson	20,295	409
ServiceNow Inc *	1,509	223
Shengyi Technology, Cl A	5,100	116
Simplo Technology	10,333	132
SK hynix	1,821	2,204
Skyworks Solutions Inc	14,447	968
Snowflake Inc, Cl A *	300	99
Softcat	7,094	198
SPS Commerce *	5,138	439
STMicroelectronics, Cl Y	6,310	316
Taiwan Semiconductor Manufacturing Co Ltd	95,655	7,189
Taiwan Semiconductor Manufacturing Co Ltd ADR	3,733	1,550
TD SYNNEX Corp	7,512	1,899
TDK	23,000	441
TDK ADR	6,790	130
TE Connectivity	2,968	609
Telefonaktiebolaget LM Ericsson ADR	54,494	550
Telefonaktiebolaget LM Ericsson, Cl B	35,588	360
Teradata Corp *	1,199	35
Teradyne Inc	212	74
Texas Instruments Inc	1,437	375
Tokyo Electron ADR	349	61
Trend Micro	3,881	146
Trimble Inc *	1,500	90
Twilio Inc, Cl A *	1,621	382
Tyler Technologies Inc *	122	45
UiPath Inc, Cl A *	14,355	268
United Microelectronics ADR	13,156	262
United Microelectronics	45,618	186
VeriSign Inc	5,047	1,455
Vertex, Cl A *	7,114	101

SEI Catholic Values Trust	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Vontier Corp	7,338	$236
Western Digital Corp	1,485	669
Wistron	27,955	157
Workday Inc, Cl A *	4,633	915
Yageo	6,821	117
Zhongji Innolight, Cl A	1,200	153
Zoom Video Communications Inc, Cl A *	19,827	1,917
		151,612
Materials — 2.2%
Anglogold Ashanti	1,978	222
AptarGroup Inc	2,373	312
Ardagh Metal Packaging SA	20,120	102
Asahi Kasei	41,619	426
Avery Dennison Corp	548	95
Ball Corp	927	58
BASF SE	20,554	1,262
CMOC Group, Cl A	48,500	137
Crown Holdings Inc	5,279	614
DIC	4,373	137
Dow Inc	19,864	606
Ecolab Inc	454	129
FMC Corp	5,201	60
Fortuna Mining *	25,535	308
Greif, Cl A	3,814	316
Hindalco Industries	23,784	254
Johnson Matthey	3,992	122
Kaiser Aluminum	749	119
Kinross Gold	15,677	480
Kobe Steel	39,172	494
Lintec	3,686	127
Newmont Corp	3,929	495
Nucor Corp	1,421	355
Perseus Mining	2,541	12
PPG Industries Inc	8,815	989
Reliance Inc	379	146
Royal Gold Inc	819	214
Sonoco Products Co	903	50
SSR Mining Inc	2,862	108
Ternium ADR	4,021	220
Tokyo Ohka Kogyo	2,004	107
Toray Industries ADR	1,637	26
Tosoh	8,424	140
TriMas	86	3
Vedanta	51,709	151
Voestalpine AG	9,619	510
		9,906
Real Estate — 0.6%
China Overseas Land & Investment	245,500	391
CoStar Group Inc *	6,405	205
Cousins Properties Inc ‡	2,645	77
DiamondRock Hospitality ‡	8,007	99
EPR Properties ‡	933	55
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Equinix Inc ‡	473	$495
Healthcare Realty Trust, Cl A ‡	3,026	58
Host Hotels & Resorts Inc ‡	13,108	287
Iron Mountain Inc ‡	2,360	272
Kilroy Realty Corp ‡	811	29
Lamar Advertising Co, Cl A ‡	1,522	227
Simon Property Group Inc ‡	566	120
Ventas Inc ‡	473	43
Vornado Realty Trust ‡	765	29
Welltower Inc ‡	629	149
		2,536
Utilities — 1.6%
American States Water Co	3,868	345
Brookfield Infrastructure Partners	7,422	281
Centrica	399,344	837
Drax Group	41,555	437
Duke Energy Corp	2,448	294
Edison International	7,451	402
Electric Power Development	6,027	154
Endesa	7,216	352
Enel	76,110	832
Enel Americas	1,527,311	138
Enel Chile	2,412,917	207
Entergy Corp	1,190	127
Evergy Inc	833	67
Eversource Energy	4,012	281
Exelon Corp	6,021	263
FirstEnergy Corp	5,595	257
Kyushu Electric Power	50,782	644
NiSource Inc	1,440	59
PG&E Corp	20,269	269
Portland General Electric	952	47
PPL Corp	2,808	96
Tohoku Electric Power	21,275	177
UGI Corp	1,904	73
United Utilities Group	25,436	490
		7,129

Total Common Stock
(Cost $343,989) ($ Thousands)		447,339

REGISTERED INVESTMENT COMPANIES — 0.3%
Franklin FTSE Taiwan UCITS ETF *	17,755	1,267
Xtrackers MSCI Taiwan UCITS ETF	15,796	310

Total Registered Investment Companies
(Cost $1,533) ($ Thousands)		1,577

8	SEI Catholic Values Trust

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (A)— 0.3%

Consumer Discretionary — 0.1%
Volkswagen AG (B)	4,833	$433

Financials — 0.0%
JPMorgan Chase, 4.200%	4,555	76
M&T Bank, 7.500%	1,859	50
		126
Information Technology — 0.2%
Samsung Electronics (B)	5,058	685

Total Preferred Stock
(Cost $1,213) ($ Thousands)		1,244
Description	Number of Rights	Market Value ($ Thousands)
RIGHTS — 0.0%
Health Care — 0.0%
Abiomed Inc *‡‡(C)	297	$–
Hologic Inc *‡‡	1,306	–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 1.5%
SEI Daily Income Trust, Government Fund, Institutional Class
3.504%**†	6,863,920	6,864
Total Cash Equivalent
(Cost $6,864) ($ Thousands)		6,864
Total Investments in Securities — 99.3%
(Cost $353,599) ($ Thousands)		$457,024

A list of the open futures contracts held by the Fund at August 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
Euro STOXX 50	8	Sep-2026	$585	$598	$5
FTSE 100 Index	5	Sep-2026	726	734	4
MSCI Emerging Markets Index	12	Sep-2026	1,019	1,027	8
S&P 500 Index E-Mini	10	Sep-2026	3,777	3,849	72
SPI 200 Index	2	Sep-2026	313	324	3
TOPIX Index	3	Sep-2026	786	783	1
			$7,206	$7,315	$93

Percentages are based on Net Assets of $460,460 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2026.
†	Investment in Affiliated Security (see Note 6).
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.
(A)	Perpetual security with no stated maturity date.
(B)	No interest rate available.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
‡‡	Expiration date not available.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

FTSE— Financial Times Stock Exchange

Ltd. — Limited

MSCI — Morgan Stanley Capital International

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

S&P — Standard & Poor’s

SPI — Share Price Index

TOPIX — Tokyo Price Index

UCITS — Undertakings for Collective Investment in Transferable Securities

SEI Catholic Values Trust	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Catholic Values Equity Fund (Concluded)

The following is a summary of the level of inputs used as of August 31, 2026, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)		Level 2 ($)	Level 3 ($)(1)		Total ($)
Common Stock	447,339		–	–		447,339
Registered Investment Companies	1,577		–	–		1,577
Preferred Stock	1,118		126	–		1,244
Rights	–	^	–	–	^	–
Cash Equivalent	6,864		–	–		6,864

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Total Investments in Securities	456,898	126	–	457,024

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	93	–	–	93
Total Other Financial Instruments	93	–	–	93

(1)	A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.
^	This category includes securities with a value of $0.
*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2026 ($ Thousands):

Security Description	Value 2/28/2026	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$5,670	$16,148	$(14,954)	$—	$—	$6,864	$92	$—

Amounts designated as "-" are $0.

The accompanying notes are an integral part of the financial statements.

10	SEI Catholic Values Trust

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 41.8%
Agency Mortgage-Backed Obligations — 32.3%
FHLMC
6.000%, 03/01/2035 to 07/01/2040	$160	$164
5.500%, 04/01/2030 to 03/01/2056	3,014	3,024
5.000%, 06/01/2041 to 11/01/2054	1,246	1,214
4.500%, 06/01/2038 to 01/01/2054	2,738	2,598
4.000%, 07/01/2037 to 02/01/2053	2,250	2,079
3.500%, 04/01/2034 to 08/01/2053	1,739	1,566
3.000%, 06/01/2034 to 06/01/2052	2,380	2,118
2.500%, 01/01/2050 to 05/01/2052	3,875	3,224
2.000%, 07/01/2041 to 04/01/2052	2,219	1,769
FHLMC ARM
6.049%, RFUCCT1Y + 1.620%, 10/01/2046(A)	107	111
6.015%, RFUCCT1Y + 1.595%, 06/01/2047(A)	47	48
FHLMC CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	42	36
FHLMC CMO, Ser 2020-5038, Cl PJ
0.750%, 10/25/2050	242	172
FHLMC CMO, Ser 2022-5224, Cl HL
4.000%, 04/25/2052	200	181
FHLMC CMO, Ser 2022-5230, Cl PE
2.000%, 12/25/2051	100	82
FHLMC CMO, Ser 2024-5473, Cl BF
4.943%, SOFR30A + 1.300%, 11/25/2054(A)	206	207
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2021-K124, Cl X1, IO
0.799%, 12/25/2030(A)	2,940	75
FNMA
6.000%, 01/01/2055 to 11/01/2055	857	880
5.500%, 08/01/2049 to 11/01/2053	1,532	1,535
5.000%, 11/01/2049 to 11/01/2054	3,050	2,986
4.500%, 07/01/2033 to 01/01/2059	4,923	4,687
4.000%, 01/01/2037 to 06/01/2057	4,342	4,007
3.500%, 05/01/2037 to 09/01/2052	3,444	3,118
3.000%, 11/01/2034 to 09/01/2061	2,615	2,288
2.500%, 01/01/2032 to 04/01/2052	4,957	4,258
2.000%, 01/01/2042 to 03/01/2052	3,758	2,986
FNMA ARM
5.834%, RFUCCT1Y + 1.592%, 04/01/2047(A)	61	63
FNMA CMO, Ser 2012-118, Cl VZ
3.000%, 11/25/2042	96	87
FNMA CMO, Ser 2014-6, Cl Z
2.500%, 02/25/2044	118	103
FNMA CMO, Ser 2020-56, Cl AQ
2.000%, 08/25/2050	189	149
FNMA CMO, Ser 2020-57, Cl TA
2.000%, 04/25/2050	35	31
GNMA
5.500%, 11/20/2052 to 08/20/2053	1,033	1,035
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
5.000%, 11/20/2048 to 10/20/2053	$1,104	$1,079
4.500%, 01/15/2042 to 09/20/2052	1,209	1,155
4.000%, 08/15/2045 to 10/20/2052	893	821
3.500%, 04/20/2046 to 02/20/2052	546	488
3.000%, 09/20/2046 to 04/20/2052	260	227
2.500%, 09/20/2051	745	623
2.000%, 02/20/2052	553	444
GNMA CMO, Ser 2012-34, Cl SA, IO
2.283%, 03/20/2042(A)	45	3
GNMA CMO, Ser 2021-188, Cl PA
2.000%, 10/20/2051	212	173
GNMA CMO, Ser 2021-223, Cl P
2.000%, 06/20/2051	67	58
GNMA CMO, Ser 2022-139, Cl AL
4.000%, 07/20/2051	100	90
GNMA CMO, Ser 2022-189, Cl PT
2.500%, 10/20/2051	75	62
GNMA CMO, Ser 2022-63, Cl LM
3.500%, 10/20/2050	100	82
GNMA TBA
5.500%, 09/01/2033	500	496
5.000%, 09/01/2033	350	339
4.500%, 09/15/2039	175	164
4.000%, 09/01/2039	1,575	1,422
3.500%, 09/15/2041	850	743
3.000%, 09/01/2042	75	65
2.500%, 09/15/2056	1,500	1,253
GNMA, Ser 2020-178, Cl IO, IO
1.422%, 10/16/2060(A)	1,049	99
UMBS TBA
5.500%, 09/01/2037	350	346
5.000%, 09/01/2037	1,250	1,206
4.500%, 10/15/2033	6,650	6,165
4.000%, 09/14/2039	3,325	3,033
3.500%, 10/15/2056	3,750	3,322
3.000%, 09/13/2042	275	234
2.500%, 09/15/2056	1,875	1,529
2.000%, 09/15/2056	1,100	858
		73,460
Non-Agency Mortgage-Backed Obligations — 9.5%
ACRA Trust, Ser 2024-NQM1, Cl A1
5.608%, 10/25/2064(B)(C)	305	305
ALA Trust, Ser 2025-OANA, Cl B
5.482%, TSFR1M + 1.842%, 06/15/2040(A)(B)	280	281
Angel Oak Mortgage Trust, Ser 2022-3, Cl A3
4.106%, 01/25/2067(A)(B)	81	74
Angel Oak Mortgage Trust, Ser 2022-4, Cl A1
5.650%, 05/25/2067(B)(C)	418	416

SEI Catholic Values Trust	11

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
ARES Trust, Ser 2025-IND3, Cl A
5.139%, TSFR1M + 1.500%, 04/15/2042(A)(B)	$328	$328
BANK, Ser 2017-BNK8, Cl XA, IO
0.838%, 11/15/2050(A)	1,305	6
BANK, Ser 2019-BNK21, Cl XA, IO
0.932%, 10/17/2052(A)	3,777	76
BANK, Ser 2025-BNK49, Cl A5
5.623%, 03/15/2058(A)	341	347
BANK5 Trust, Ser 2024-5YR6, Cl C
7.206%, 05/15/2057(A)	100	101
Barclays Commercial Mortgage Trust, Ser 2019-C3, Cl A3
3.319%, 05/15/2052	551	532
BBCMS Mortgage Trust, Ser 2024-5C31, Cl A3
5.609%, 12/15/2057	495	501
BDS, Ser 2025-FL15, Cl C
5.797%, TSFR1M + 2.150%, 03/19/2043(A)(B)	230	230
Benchmark Mortgage Trust, Ser 2019-B13, Cl A4
2.952%, 08/15/2057	592	555
Benchmark Mortgage Trust, Ser 2020-B17, Cl A2
2.211%, 03/15/2053	111	105
Benchmark Mortgage Trust, Ser 2020-B22, Cl ASB
1.731%, 01/15/2054	413	390
BRAVO Residential Funding Trust, Ser 2026-NQM1, Cl A1
4.830%, 12/25/2065(A)(B)	280	275
BSPDF Issuer, Ser 2026-FL3, Cl AS
5.339%, TSFR1M + 1.700%, 09/18/2043(A)(B)	310	310
BX Commercial Mortgage Trust, Ser 2024-XL5, Cl A
5.031%, TSFR1M + 1.392%, 03/15/2041(A)(B)	251	252
BX Commercial Mortgage Trust, Ser 2025-JDI, Cl C
5.389%, TSFR1M + 1.750%, 11/15/2042(A)(B)	198	199
BX Trust, Ser 2024-BIO, Cl B
5.580%, TSFR1M + 1.941%, 02/15/2041(A)(B)	220	219
BX Trust, Ser 2025-VLT6, Cl A
5.082%, TSFR1M + 1.443%, 03/15/2042(A)(B)	329	327
BX Trust, Ser 2025-VOLT, Cl A
5.339%, TSFR1M + 1.700%, 12/15/2044(A)(B)	671	669
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Chase Home Lending Mortgage Trust Series, Ser 2025-11, Cl A4A
5.000%, 02/25/2056(A)(B)	$448	$439
Chase Home Lending Mortgage Trust, Ser 2024-10, Cl A4A
5.500%, 10/25/2055(A)(B)	130	130
CIM Trust, Ser 2021-R4, Cl A1A
2.000%, 05/01/2061(A)(B)	284	267
Citigroup Commercial Mortgage Trust, Ser 2019-C7, Cl XA, IO
0.938%, 12/15/2072(A)	951	22
CONE Commercial Mortgage Trust, Ser 2026-ACD6, Cl A
6.063%, 07/15/2043(A)(B)	351	347
Cross Mortgage Trust, Ser 2024-H2, Cl A1
6.093%, 04/25/2069(B)(C)	161	161
Cross Mortgage Trust, Ser 2025-H4, Cl A2
5.778%, 06/25/2070(B)(C)	297	297
Cross Mortgage Trust, Ser 2026-NQM8, Cl A1
5.582%, 07/25/2071(A)(B)	257	256
CSMC Trust, Ser 2021-NQM5, Cl A1
0.938%, 05/25/2066(A)(B)	384	312
CSMC Trust, Ser 2022-NQM5, Cl A1
5.240%, 05/25/2067(A)(B)	135	135
CSMC Trust, Ser 2022-RPL4, Cl A1
3.904%, 04/25/2062(A)(B)	149	140
Equities Trust, Ser 2026-IND1, Cl C
5.189%, TSFR1M + 1.550%, 07/15/2041(A)(B)	200	200
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
5.143%, SOFR30A + 1.500%, 10/25/2041(A)(B)	169	169
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M2
7.393%, SOFR30A + 3.750%, 02/25/2042(A)(B)	110	111
FHLMC STACR REMIC Trust, Ser 2022-DNA6, Cl M1A
5.793%, SOFR30A + 2.150%, 09/25/2042(A)(B)	4	4
FHLMC STACR REMIC Trust, Ser 2024-DNA1, Cl M2
5.593%, SOFR30A + 1.950%, 02/25/2044(A)(B)	250	252
First Franklin Mortgage Loan Trust, Ser 2006-FF13, Cl A2D
4.262%, TSFR1M + 0.594%, 10/25/2036(A)	433	274
FS Commercial Mortgage Trust, Ser 2023-4SZN, Cl B
7.795%, 11/10/2039(A)(B)	160	160

12	SEI Catholic Values Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FS Commercial Mortgage Trust, Ser 2026-PALM, Cl B
5.339%, TSFR1M + 1.700%, 07/15/2041(A)(B)	$170	$170
FS Rialto Issuer, Ser 2026-FL11, Cl AS
5.297%, TSFR1M + 1.650%, 01/19/2044(A)(B)	305	305
GCAT Trust, Ser 2024-INV1, Cl 1A2
5.500%, 01/25/2054(A)(B)	133	131
GCAT Trust, Ser 2025-INV2, Cl A1
6.000%, 05/25/2055(A)(B)	313	315
GS Mortgage Backed Securities Trust, Ser 2025-PJ5, Cl A5
5.500%, 10/25/2055(A)(B)	150	149
GS Mortgage Securities Trust, Ser 2020-GSA2, Cl AAB
1.662%, 12/12/2053	180	172
GS Mortgage-Backed Securities Trust, Ser 2025-PJ6, Cl A8
5.500%, 11/25/2055(A)(B)	98	98
GS Mortgage-Backed Securities Trust, Ser 2025-PJ7, Cl A5
5.500%, 12/25/2055(A)(B)	169	168
GS Mortgage-Backed Securities Trust, Ser 2025-PJ8, Cl A5
5.500%, 02/25/2056(A)(B)	316	314
GS Mortgage-Backed Securities Trust, Ser 2026-PJ7, Cl A5
5.000%, 10/25/2056(A)(B)	533	523
GS Mortgage-Backed Securities Trust, Ser 2026-PJ8, Cl A5
5.000%, 11/25/2056(A)(B)	569	561
GS Mortgage-Backed Securities Trust, Ser 2026-PJ9, Cl A5
5.000%, 01/25/2057(A)(B)	586	574
HOMES Trust, Ser 2024-NQM2, Cl A1
5.717%, 10/25/2069(B)(C)	178	178
HOMES Trust, Ser 2026-NQM1, Cl A2
5.053%, 09/25/2070(B)(C)	262	257
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C7, Cl XA, IO
0.946%, 10/15/2050(A)	1,098	6
JPMorgan Mortgage Trust, Ser 2020-3, Cl A3A
3.000%, 08/25/2050(A)(B)	47	40
JPMorgan Mortgage Trust, Ser 2024-4, Cl A4A
6.000%, 10/25/2054(A)(B)	59	59
JPMorgan Mortgage Trust, Ser 2025-CCM1, Cl A4
5.500%, 06/25/2055(A)(B)	322	320
LBTY Commercial Mortgage Trust, Ser 2026-225L, Cl A
4.746%, 02/10/2043(A)(B)	256	249
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
MF1, Ser 2025-FL17, Cl B
5.431%, TSFR1M + 1.792%, 02/18/2040(A)(B)	$200	$200
Morgan Stanley Capital I Trust, Ser 2019-L3, Cl A3
2.874%, 11/15/2052	643	607
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057(A)(B)	65	62
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B2
4.250%, 09/25/2059(A)(B)	146	141
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(A)(B)	82	79
NJ Trust, Ser 2023-GSP, Cl A
6.481%, 01/06/2029(A)(B)	100	102
NYC Trust, Ser 2024-3ELV, Cl A
5.630%, TSFR1M + 1.991%, 08/15/2029(A)(B)	100	100
NYC Trust, Ser 2026-9W57, Cl A
5.053%, 06/06/2040(A)(B)	348	342
OBX Trust, Ser 2022-NQM1, Cl A2
3.001%, 11/25/2061(A)(B)	120	93
OBX Trust, Ser 2022-NQM6, Cl A1
5.700%, 07/25/2062(B)(C)	114	113
OBX Trust, Ser 2023-NQM7, Cl A1
6.844%, 04/25/2063(B)(C)	92	91
OBX Trust, Ser 2024-NQM3, Cl A3
6.433%, 12/25/2063(B)(C)	46	46
PCY Trust, Ser 2026-FCMT, Cl A
5.325%, 04/05/2041(A)(B)	380	376
Pret, Ser 2025-NPL7, Cl A1
5.657%, 07/25/2055(B)(C)	94	94
PRKCM Trust, Ser 2022-AFC1, Cl A1A
5.100%, 04/25/2057(A)(B)	59	58
PRPM Trust, Ser 2024-NQM4, Cl A1
5.674%, 12/26/2069(B)(C)	267	267
PRPM Trust, Ser 2025-RCF1, Cl A1
4.845%, 01/25/2056(B)(C)	264	258
PRPM, Ser 2024-RCF1, Cl A1
4.000%, 01/25/2054(B)(C)	333	328
PRPM, Ser 2025-RCF3, Cl A2
5.250%, 07/25/2055(B)(C)	385	379
RFT Trust, Ser 2026-RR1, Cl A1
6.631%, 07/27/2030(B)(C)	99	99
Sequoia Mortgage Trust, Ser 2024-4, Cl A4
6.000%, 05/25/2054(A)(B)	79	79
Sequoia Mortgage Trust, Ser 2025-2, Cl A5
5.500%, 03/25/2055(A)(B)	141	140
Sequoia Mortgage Trust, Ser 2025-4, Cl A5
5.500%, 04/25/2055(A)(B)	169	168

SEI Catholic Values Trust	13

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Sequoia Mortgage Trust, Ser 2026-9, Cl A11
5.000%, 08/25/2056(A)(B)	$596	$590
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A2A
3.659%, 01/05/2043(A)(B)	195	171
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A2B
4.144%, 01/05/2043(A)(B)	250	218
SLG Office Trust, Ser 2021-OVA, Cl C
2.851%, 07/15/2041(B)	400	352
SMRT, Ser 2022-MINI, Cl D
5.590%, TSFR1M + 1.950%, 01/15/2039(A)(B)	210	210
UBS Commercial Mortgage Trust, Ser 2018-C13, Cl ASB
4.241%, 10/15/2051	221	220
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR8, Cl 2A1A
4.362%, TSFR1M + 0.694%, 07/25/2045(A)	387	369
Wells Fargo Commercial Mortgage Trust, Ser 2016-C37, Cl A4
3.525%, 12/15/2049	61	61
Wells Fargo Commercial Mortgage Trust, Ser 2025-5C6, Cl A3
5.186%, 10/15/2058	486	485
		21,661

Total Mortgage-Backed Securities
(Cost $98,101) ($ Thousands)		95,121

U.S. TREASURY OBLIGATIONS — 31.1%
U.S. Treasury Bonds
5.125%, 08/15/2046	1,835	1,810
5.125%, 08/15/2056	7,560	7,431
4.875%, 08/15/2045	4,765	4,559
4.750%, 08/15/2055	1,203	1,113
4.750%, 02/15/2056	372	345
4.625%, 05/15/2044	390	364
4.625%, 11/15/2044	1,022	950
4.625%, 02/15/2046	844	780
4.625%, 02/15/2055	365	331
4.250%, 02/15/2054	969	825
4.250%, 08/15/2054	969	825
4.125%, 08/15/2053	404	337
3.625%, 05/15/2053	3,227	2,461
3.000%, 08/15/2052	1,221	826
U.S. Treasury Inflation Indexed Bonds
1.875%, 07/15/2035	1,169	1,125
U.S. Treasury Notes
4.625%, 08/15/2036	4,573	4,529
Description	Face Amount (Thousands)		Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
4.500%, 08/31/2033		$2,805	$2,787
4.375%, 07/31/2031		5,350	5,320
4.375%, 08/31/2031		9,870	9,817
4.250%, 07/31/2028		10,167	10,149
4.250%, 08/15/2029		1,955	1,947
4.125%, 08/31/2028		2,600	2,589
4.125%, 05/31/2031		2,036	2,004
4.125%, 02/15/2036		1,622	1,547
3.875%, 05/15/2029		531	524
3.500%, 03/15/2029		1,932	1,891
3.500%, 02/28/2031		3,720	3,573

Total U.S. Treasury Obligations
(Cost $72,244) ($ Thousands)			70,759

CORPORATE OBLIGATIONS — 22.5%
Communication Services — 2.5%
Alphabet
6.375%, 08/15/2056		90	91
5.650%, 02/15/2056		195	178
AppLovin
5.950%, 12/01/2054		110	100
5.125%, 12/01/2029		240	240
AT&T
4.750%, 04/30/2033		196	188
3.650%, 09/15/2059		109	66
3.500%, 06/01/2041		151	112
2.550%, 12/01/2033		289	239
2.300%, 06/01/2027		60	59
CCO Holdings
4.750%, 02/01/2032 (B)		100	90
Cdc Data Centres Australia Pty MTN
6.874%, BBSW3M + 2.400%, 06/12/2056 (A)	AUD	20	14
Charter Communications Operating
6.950%, 08/15/2036		$255	255
6.550%, 06/01/2034		110	110
6.484%, 10/23/2045		20	18
6.384%, 10/23/2035		413	403
5.375%, 04/01/2038		10	9
5.125%, 07/01/2049		10	7
4.400%, 04/01/2033		270	243
3.500%, 03/01/2042		10	7
Comcast
5.168%, 01/15/2037 (B)		188	175
3.400%, 04/01/2030		20	19
2.887%, 11/01/2051		224	120
CSC Holdings
11.750%, 01/31/2029 (B)		115	63
4.500%, 11/15/2031 (B)		200	104
Discovery Global Holdings
4.054%, 03/15/2029		20	20

14	SEI Catholic Values Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
EchoStar
10.750%, 11/30/2029	$17	$18
Meta Platforms
6.300%, 05/15/2056	94	86
5.625%, 11/15/2055	420	350
5.600%, 05/15/2053	20	17
Midcontinent Communications
8.000%, 08/15/2032 (B)	59	51
RD Michigan Property Owner I
7.500%, 03/30/2045 (B)	55	52
Sirius XM Radio
5.000%, 08/01/2027 (B)	48	48
Snap
6.875%, 03/01/2033 (B)	30	29
Sopaipilla Investor
7.534%, 11/30/2048 (B)	206	211
Sprint Spectrum
5.152%, 03/20/2028 (B)	117	117
Stingray Compute
6.000%, 06/15/2031 (B)	11	11
Time Warner Cable
7.300%, 07/01/2038	90	90
6.550%, 05/01/2037	10	10
Time Warner Cable Enterprises
8.375%, 07/15/2033	50	55
T-Mobile USA
5.150%, 04/15/2034	40	39
3.875%, 04/15/2030	885	851
3.750%, 04/15/2027	10	10
3.400%, 10/15/2052	30	19
3.375%, 04/15/2029	20	19
2.875%, 02/15/2031	20	18
2.625%, 02/15/2029	40	38
Verizon Communications
6.600%, H15T5Y + 2.048%, 02/15/2059 (A)	263	263
4.780%, 02/15/2035	272	257
Virgin Media O2 Vendor Financing Notes VI DAC
8.500%, 03/15/2033 (B)	51	34
Vmed O2 UK Financing I
7.750%, 04/15/2032 (B)	8	7
6.750%, 01/15/2033 (B)	10	8
4.750%, 07/15/2031 (B)	27	22
VZ Secured Financing BV
5.000%, 01/15/2032 (B)	60	51
Windstream Services
8.250%, 10/01/2031 (B)	10	10
Zayo Group Holdings
6.250%, 03/09/2030 (B)	25	25
		5,746
Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Consumer Discretionary — 1.4%
Amazon.com
6.100%, 07/09/2056		$205	$198
5.800%, 03/13/2056		125	116
4.950%, 12/05/2044		127	113
4.100%, 04/13/2062		374	256
3.875%, 08/22/2037		280	243
BCPE Flavor Debt Merger Sub and BCPE Flavor Issuer
9.500%, 07/01/2032 (B)		15	15
Booking Holdings
4.500%, 05/11/2039	EUR	100	113
Element Fleet Management
4.641%, 11/24/2030 (B)		$259	253
EquipmentShare.com
7.125%, 07/01/2034 (B)		23	23
Ferrellgas
9.250%, 01/15/2031 (B)		89	94
Grand Canyon University
5.125%, 10/01/2028		15	15
Home Depot
2.700%, 04/15/2030		20	18
2.500%, 04/15/2027		30	30
1.375%, 03/15/2031		50	43
Lowe's
5.625%, 04/15/2053		245	225
5.000%, 04/15/2040		53	49
3.700%, 04/15/2046		96	69
Michaels
8.500%, 03/15/2033 (B)		65	64
Pearson Funding MTN
6.375%, 04/28/2036	GBP	100	135
Pioneer Opco
7.000%, 05/15/2033 (B)		$10	10
Robert Bosch GmbH MTN
4.375%, 06/02/2043	EUR	100	110
Triton Container International
5.150%, 02/15/2033		$249	239
3.250%, 03/15/2032		422	373
Upbound Group
6.375%, 02/15/2029 (B)		25	25
Valvoline
6.125%, 08/15/2034 (B)		56	56
Volkswagen Bank GmbH MTN
4.375%, 11/26/2033	EUR	100	115
Volkswagen Group of America Finance
5.650%, 03/25/2032 (B)		$145	145
			3,145
Consumer Staples — 0.4%
Coca-Cola
3.375%, 03/25/2027		20	20

SEI Catholic Values Trust	15

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Constellation Brands
4.800%, 05/01/2030		$160	$159
4.350%, 05/09/2027		20	20
2.250%, 08/01/2031		170	148
Costco Wholesale
1.600%, 04/20/2030		40	36
1.375%, 06/20/2027		70	68
Energizer Holdings
6.000%, 09/15/2033 (B)		60	58
Maple Parent Holdings
4.728%, 03/26/2035 (B)	EUR	100	116
Opal Bidco SAS
6.500%, 03/31/2032 (B)		$25	25
Post Holdings
6.250%, 02/15/2032 (B)		100	101
Spectrum Brands
3.875%, 03/15/2031 (B)		55	48
			799
Energy — 1.2%
Arches Buyer
9.000%, 08/15/2031 (B)		67	70
Baker Hughes Holdings
4.737%, 03/11/2046	EUR	100	112
Blue Racer Midstream
7.250%, 07/15/2032 (B)		$20	21
Cheniere Energy
4.625%, 10/15/2028		20	20
Cheniere Energy Partners
4.000%, 03/01/2031		10	10
Columbia Pipelines Operating
6.036%, 11/15/2033 (B)		335	346
5.439%, 02/15/2035 (B)		246	243
ConocoPhillips
5.550%, 03/15/2054		78	72
5.500%, 01/15/2055		124	115
Diamondback Energy
3.250%, 12/01/2026		10	10
Ecopetrol
4.625%, 11/02/2031		120	110
Energy Transfer
5.750%, 02/15/2033		169	172
5.550%, 05/15/2034		101	101
Global Partners
8.250%, 01/15/2032 (B)		5	5
Gulfstream Natural Gas System
5.600%, 07/23/2035 (B)		592	587
Kinder Morgan
5.200%, 03/01/2048		10	9
4.300%, 03/01/2028		80	79
Kodiak Gas Services
6.500%, 10/01/2033 (B)		55	56
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Rio Grande LNG
5.250%, 06/30/2031 (B)	$358	$354
Sunoco
7.875%, H15T5Y + 4.230%(A)(B)(D)	70	72
5.625%, 07/15/2034 (B)	15	15
Targa Resources Partners
5.500%, 03/01/2030	20	20
5.000%, 01/15/2028	10	10
Tennessee Gas Pipeline
2.900%, 03/01/2030 (B)	60	56
Transocean International
8.750%, 02/15/2030 (B)	7	7
Venture Global Calcasieu Pass
3.875%, 11/01/2033 (B)	60	53
Venture Global Plaquemines LNG
6.750%, 01/15/2036 (B)	27	28
6.125%, 12/15/2030 (B)	30	31
		2,784
Financials — 7.7%
Acrisure
8.250%, 02/01/2029 (B)	38	35
7.500%, 11/06/2030 (B)	120	110
AIA Group MTN
4.950%, 03/30/2035 (B)	237	229
Aircastle
5.000%, 05/15/2031 (B)	390	383
Alliant Holdings Intermediate
7.375%, 10/01/2032 (B)	11	11
7.000%, 01/15/2031 (B)	7	7
American Express
4.050%, 05/03/2029	50	49
Ares Capital
5.550%, 01/15/2030	289	286
Atlas Warehouse Lending
4.625%, 11/15/2028 (B)	651	642
Aviation Capital Group
4.800%, 10/24/2030 (B)	576	565
Bank of America
5.288%, SOFR + 1.910%, 04/25/2034 (A)	256	255
5.045%, SOFR + 1.130%, 02/06/2037 (A)	638	613
3.419%, TSFR3M + 1.302%, 12/20/2028 (A)	42	41
3.311%, SOFR + 1.580%, 04/22/2042 (A)	467	348
2.572%, SOFR + 1.210%, 10/20/2032 (A)	90	79
Bank of America MTN
5.000%, 01/21/2044	20	18
4.376%, SOFR + 1.580%, 04/27/2028 (A)	100	100

16	SEI Catholic Values Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.250%, 10/22/2026	$50	$50
3.970%, TSFR3M + 1.332%, 03/05/2029 (A)	150	148
3.593%, TSFR3M + 1.632%, 07/21/2028 (A)	90	89
2.972%, SOFR + 1.330%, 02/04/2033 (A)	15	14
Barclays
6.490%, SOFR + 2.220%, 09/13/2029 (A)	582	598
Blackstone Holdings Finance
6.250%, 08/15/2042 (B)	118	118
5.000%, 06/15/2044 (B)	200	176
Blue Owl Technology Finance
6.500%, 10/15/2029	237	235
Broadridge Financial Solutions
5.750%, 05/15/2036	465	460
Brown & Brown
5.250%, 06/23/2032	360	354
Capital One Financial
4.927%, SOFR + 2.057%, 05/10/2028 (A)	42	42
Citibank
4.914%, 05/29/2030	90	90
Citigroup
4.658%, SOFR + 1.887%, 05/24/2028 (A)	20	20
4.450%, 09/29/2027	70	70
4.412%, SOFR + 3.914%, 03/31/2031 (A)	183	179
4.125%, 07/25/2028	90	89
Corebridge Global Funding
4.850%, 06/06/2030 (B)	566	560
FactSet Research Systems
3.450%, 03/01/2032	271	244
Farmers Exchange Capital II
6.151%, TSFR3M + 4.006%, 11/01/2053 (A)(B)	165	162
First Eagle Holdings
7.250%, 08/15/2032 (B)	77	78
FirstCash
6.125%, 05/01/2034 (B)	10	10
Fiserv
5.625%, 08/21/2033	120	119
5.450%, 03/15/2034	30	29
5.250%, 08/11/2035	135	129
GA Global Funding Trust
5.500%, 01/08/2029 (B)	521	524
Global Atlantic Finance
3.125%, 06/15/2031 (B)	289	255
Goldman Sachs Group
5.016%, SOFR + 1.420%, 10/23/2035 (A)	45	43
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.383%, SOFR + 1.248%, 07/21/2032 (A)	$125	$109
Golub Capital BDC
7.050%, 12/05/2028	119	122
6.000%, 07/15/2029	241	242
ING Groep
6.114%, SOFR + 2.090%, 09/11/2034 (A)	300	311
4.803%, SOFRINDX + 1.260%, 03/23/2032 (A)	336	330
JPMorgan Chase
5.766%, SOFR + 1.490%, 04/22/2035 (A)	213	217
5.336%, SOFR + 1.620%, 01/23/2035 (A)	524	521
4.565%, SOFR + 1.750%, 06/14/2030 (A)	180	179
4.493%, TSFR3M + 3.790%, 03/24/2031 (A)	298	293
3.509%, TSFR3M + 1.207%, 01/23/2029 (A)	390	384
2.522%, SOFR + 2.040%, 04/22/2031 (A)	180	165
KKR
5.100%, 08/07/2035	511	488
KKR Group Finance III
5.125%, 06/01/2044 (B)	215	188
KKR Group Finance VIII
3.500%, 08/25/2050 (B)	137	89
Liberty Mutual Group
4.569%, 02/01/2029 (B)	270	267
Lloyds Banking Group
5.721%, H15T1Y + 1.070%, 06/05/2030 (A)	534	543
Macquarie Group MTN
5.033%, TSFR3M + 2.012%, 01/15/2030 (A)(B)	280	280
Marsh & McLennan
4.950%, 03/15/2036	75	72
Massachusetts Mutual Life Insurance
5.672%, 12/01/2052 (B)	305	281
3.375%, 04/15/2050 (B)	144	93
Moody's
3.250%, 05/20/2050	235	150
Morgan Stanley
5.320%, SOFR + 1.555%, 07/19/2035 (A)	420	414
5.192%, SOFR + 1.510%, 04/17/2031 (A)	257	257
5.073%, SOFR + 1.184%, 01/30/2037 (A)	335	319
Morgan Stanley MTN
3.622%, SOFR + 3.120%, 04/01/2031 (A)	384	365

SEI Catholic Values Trust	17

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Morgan Stanley Private Bank
4.734%, SOFR + 1.080%, 07/18/2031 (A)		$170	$167
4.204%, SOFR + 0.780%, 11/17/2028 (A)		90	90
ORIX Australia MTN
4.479%, 10/29/2028	AUD	80	56
Peachtree Corners Funding Trust II
6.012%, 05/15/2035 (B)		$255	257
PNC Financial Services Group
5.676%, SOFR + 1.902%, 01/22/2035 (A)		247	250
Sixth Street Lending Partners
6.500%, 03/11/2029		254	258
State Street
3.152%, SOFR + 2.650%, 03/30/2031 (A)		80	75
Teachers Insurance & Annuity Association of America
4.900%, 09/15/2044 (B)		130	112
US Bancorp
5.678%, SOFR + 1.860%, 01/23/2035 (A)		192	194
Wells Fargo
5.150%, SOFR + 1.500%, 04/23/2031 (A)		457	458
Wells Fargo MTN
5.574%, SOFR + 1.740%, 07/25/2029 (A)		40	41
5.557%, SOFR + 1.990%, 07/25/2034 (A)		180	181
Wells Fargo Bank
6.600%, 01/15/2038		25	27
			17,501
Health Care — 0.6%
AthenaHealth Group
7.500%, 02/15/2032 (B)		22	23
CVS Health
4.125%, 04/01/2040		5	4
3.625%, 04/01/2027		30	30
2.125%, 09/15/2031		30	26
1.875%, 02/28/2031		10	9
CVS Pass-Through Trust
7.507%, 01/10/2032 (B)		218	225
6.036%, 12/10/2028		65	66
5.926%, 01/10/2034 (B)		344	345
Elevance Health
4.550%, 05/15/2052		20	16
4.100%, 05/15/2032		100	94
3.650%, 12/01/2027		30	30
HORSESHOE FUNDING TRUST I
6.062%, 02/15/2036 (B)		110	109
Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Humana
2.150%, 02/03/2032		$10	$9
Kedrion
6.500%, 09/01/2029 (B)		55	55
Medline Borrower
3.875%, 04/01/2029 (B)		310	300
ModivCare
5.000%, 10/01/2029 (B)(E)		126	1
Molina Healthcare
6.250%, 01/15/2033 (B)		50	50
Raven Acquisition Holdings
6.875%, 11/15/2031 (B)		10	10
Star Parent
9.000%, 10/01/2030 (B)		30	31
			1,433
Industrials — 2.5%
AA Bond MTN
7.375%, 07/31/2029	GBP	100	141
AerCap Ireland Capital DAC
4.375%, 11/15/2030		$245	238
3.000%, 10/29/2028		267	256
2.450%, 10/29/2026		150	150
Air Canada Pass-Through Trust, Ser 2015-1, Cl A
3.600%, 03/15/2027 (B)		155	154
Ashtead Capital
2.450%, 08/12/2031 (B)		529	463
Aurizon Network Pty MTN
6.100%, 09/12/2031	AUD	100	72
Canadian National Railway
3.650%, 02/03/2048		$151	109
Canadian Pacific Railway
6.125%, 09/15/2115		167	165
Dalrymple Bay Finance Pty MTN
6.234%, 03/24/2031	AUD	30	22
Delta Air Lines
4.750%, 10/20/2028 (B)		$37	37
Delta Air Lines Pass-Through Trust, Ser 2020-1, Cl AA
2.000%, 06/10/2028		109	105
Ferguson Finance
4.650%, 04/20/2032 (B)		399	385
3.250%, 06/02/2030 (B)		230	215
Genpact Luxembourg SARL
6.000%, 06/04/2029		289	293
Heathrow Funding MTN
4.375%, 06/11/2037	EUR	100	114
Icahn Enterprises
10.000%, 11/15/2029 (B)		$171	165
9.750%, 01/15/2029		5	5
JB Hunt Transport Services
4.900%, 03/15/2030		170	169

18	SEI Catholic Values Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
JH North America Holdings
6.125%, 07/31/2032 (B)		$60	$61
Norfolk Southern
4.837%, 10/01/2041		200	180
Pacific National Finance Pty MTN
3.700%, 09/24/2029	AUD	110	73
Paychex
5.350%, 04/15/2032		$105	105
Penske Truck Leasing LP
5.550%, 05/01/2028 (B)		542	548
QXO Building Products
6.875%, 07/15/2034 (B)		22	22
Rentokil Terminix Funding
5.000%, 04/28/2030 (B)		450	447
Rollins
5.250%, 02/24/2035		155	151
Seche Environnement
4.500%, 03/25/2030	EUR	100	117
SMBC Aviation Capital Finance DAC
5.700%, 07/25/2033 (B)		$145	145
Smiths Group MTN
3.625%, 11/13/2033	EUR	100	111
Sumisho Air Lease
5.300%, 02/01/2028		$40	40
Sydney Airport Finance Pty MTN
5.900%, 04/19/2034	AUD	60	42
TransDigm
7.125%, 12/01/2031 (B)		$20	20
6.625%, 03/01/2032 (B)		40	41
Transurban Queensland Finance Pty MTN
6.431%, 06/05/2036	AUD	80	57
Verisk Analytics
3.625%, 05/15/2050		$142	96
VT Topco
8.500%, 08/15/2030 (B)		27	28
WestConnex Finance Pty MTN
5.944%, 04/30/2032	AUD	90	64
			5,606
Information Technology — 1.1%
Amphenol
3.375%, 05/12/2029	EUR	100	116
Apple
3.850%, 08/04/2046		$156	119
Atlassian
5.500%, 05/15/2034		60	59
Beignet Investor
6.581%, 05/30/2049 (B)		394	377
Cloud Software Group
8.250%, 06/30/2032 (B)		43	42
Constellation Software
5.461%, 02/16/2034 (B)		182	176
Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Dell International
4.500%, 02/15/2031		$195	$190
Foundry JV Holdco
5.500%, 01/25/2031 (B)		20	20
HUT 8 DC
6.192%, 11/15/2042 (B)		226	219
Intel
3.734%, 12/08/2047		45	31
2.000%, 08/12/2031		65	56
ION Platform Finance US
7.875%, 09/30/2032 (B)		20	16
NVIDIA
5.625%, 06/15/2056		80	72
2.850%, 04/01/2030		20	19
Open Text Holdings
4.125%, 12/01/2031 (B)		25	22
Oracle
6.700%, 02/04/2056		85	75
6.550%, 02/04/2046		60	53
5.700%, 02/04/2036		30	28
5.375%, 09/27/2054		60	44
5.200%, 09/26/2035		35	31
4.800%, 09/26/2032		560	518
3.950%, 03/25/2051		121	73
3.600%, 04/01/2050		50	29
2.950%, 04/01/2030		20	18
2.875%, 03/25/2031		75	66
Sprint Capital
8.750%, 03/15/2032		10	12
Xerox
10.250%, 10/15/2030 (B)		40	35
			2,516
Materials — 0.6%
Amcor Flexibles North America
5.500%, 03/17/2035		215	214
Amrize Finance US
4.950%, 04/07/2030		460	459
Ball
3.125%, 09/15/2031		30	27
Dyno Nobel MTN
5.817%, 08/08/2035	AUD	80	55
Martin Marietta Materials
6.375%, 08/15/2056		$233	238
SCIH Salt Holdings
8.000%, 08/15/2032 (B)		22	22
6.625%, 08/15/2031 (B)		28	28
Sonoco Products
5.000%, 09/01/2034		343	330
			1,373

SEI Catholic Values Trust	19

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Real Estate — 1.1%
American Tower
5.900%, 11/15/2033		$60	$62
4.900%, 03/15/2030		110	109
2.900%, 01/15/2030		105	98
American Tower Trust #1
5.490%, 03/15/2028 (B)		351	352
CBRE Services
4.800%, 06/15/2030		66	65
COPT Defense Properties
4.500%, 10/15/2030		381	371
Hudson Pacific Properties
3.950%, 11/01/2027		135	132
Iron Mountain
6.250%, 01/15/2033 (B)		60	61
NNN REIT
4.600%, 02/15/2031		320	314
Realty Income
5.125%, 04/15/2035		45	44
SBA Tower Trust
2.593%, 10/15/2031 (B)		376	331
Simon Property Group
1.750%, 02/01/2028		501	482
Vonovia MTN
5.717%, 09/03/2035	AUD	90	60
			2,481
Utilities — 3.4%
AEP Transmission
5.375%, 06/15/2035		$55	55
Alliant Energy
5.750%, H15T5Y + 2.077%, 04/01/2056 (A)		95	93
Alpha Generation
6.250%, 01/15/2034 (B)		25	25
American Electric Power
5.800%, H15T5Y + 2.128%, 03/15/2056 (A)		50	49
American Transmission Systems
2.650%, 01/15/2032 (B)		30	26
Amprion GmbH MTN
4.580%, 01/15/2046	EUR	100	110
Ausgrid Finance Pty MTN
5.946%, 12/10/2035	AUD	50	35
5.408%, 03/28/2031		30	21
Berkshire Hathaway Energy
4.450%, 01/15/2049		$600	474
Boston Gas
5.843%, 01/10/2035 (B)		551	559
CenterPoint Energy
6.400%, H15T5Y + 1.885%, 08/15/2058 (A)		155	156
Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.950%, H15T5Y + 2.223%, 04/01/2056 (A)		$100	$98
Consumers Energy
6.100%, 08/15/2056		230	230
Dominion Energy
5.350%, 06/15/2036		346	336
DTE Electric Securitization Funding I
2.640%, 12/01/2026		33	33
Duke Energy Carolinas
3.950%, 03/15/2048		98	73
Duke Energy Ohio
3.650%, 02/01/2029		50	49
DWR Cymru Financing UK MTN
2.375%, 03/31/2034	GBP	105	108
Electricite de France MTN
4.750%, 06/17/2044	EUR	100	112
2.000%, 12/09/2049		100	66
Enel
4.500%, EUAMDB05 + 1.821%(A)(D)		100	112
Entergy
6.500%, H15T5Y + 1.878%, 12/15/2056 (A)		$110	110
Exelon
5.100%, 06/15/2045		328	287
4.700%, 04/15/2050		69	55
FirstEnergy
4.850%, 07/15/2047		120	99
3.900%, 07/15/2027		90	90
Interstate Power and Light
2.300%, 06/01/2030		295	268
Network Finance Pty MTN
2.409%, 10/03/2029	AUD	150	97
NextEra Energy Capital Holdings
3.550%, 05/01/2027		$292	290
NiSource
6.250%, H15T5Y + 1.930%, 04/15/2057 (A)		205	205
Nortegas Energia Grupo SL MTN
4.125%, 01/21/2033	EUR	100	114
Northern States Power
4.850%, 05/15/2036		$386	369
NSTAR Electric
3.950%, 04/01/2030		230	222
PG&E Wildfire Recovery Funding
4.722%, 06/01/2037		456	440
3.594%, 06/01/2030		196	192
Redexis MTN
4.375%, 05/30/2031	EUR	100	117
SCE Recovery Funding
5.388%, 12/15/2043		$406	407
Severn Trent Utilities Finance MTN
4.250%, 01/29/2040	EUR	140	154

20	SEI Catholic Values Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
South West Water Finance MTN
6.375%, 08/05/2041	GBP	100	$130
Southern
3.750%, H15T5Y + 2.915%, 09/15/2051 (A)		$120	120
Southern Gas Capital
4.950%, 09/15/2034		515	498
Southwestern Electric Power
5.200%, 04/01/2036		55	53
Thames Water Super Senior Issuer
9.750%, 10/10/2027	GBP	30	42
Veolia Environnement
2.500%(A)(D)	EUR	100	111
Virginia Power Fuel Securitization
4.877%, 05/01/2031		$389	389
Yorkshire Water Finance MTN
6.375%, 11/18/2034	GBP	100	136
			7,815

Total Corporate Obligations
(Cost $54,012) ($ Thousands)			51,199

ASSET-BACKED SECURITIES — 11.0%

Automotive — 0.2%
GMF Floorplan Owner Revolving Trust, Ser 2024-2A, Cl A
5.060%, 03/15/2031 (B)		$537	541

Mortgage Related Securities — 1.1%

CIT Mortgage Loan Trust, Ser 2007-1, Cl 1M1
6.032%, TSFR1M + 2.364%, 10/25/2037 (A)(B)		65	66
COOPR Residential Mortgage Trust, Ser 2025-CES4, Cl A2
5.248%, 11/25/2060 (B)(C)		250	245
FIGRE Trust, Ser 2024-HE6, Cl A
5.724%, 12/25/2054 (A)(B)		256	255
FIGRE Trust, Ser 2025-HE3, Cl A
5.560%, 05/25/2055 (A)(B)		300	298
GS Mortgage Backed Securities Trust, Ser 2025-CES1, Cl A1A
5.568%, 05/25/2055 (B)(C)		168	168
RCKT Mortgage Trust, Ser 2024-CES6, Cl A1A
5.344%, 09/25/2044 (B)(C)		131	131
RCKT Mortgage Trust, Ser 2024-CES9, Cl A1A
5.582%, 12/25/2044 (B)(C)		179	179
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Structured Asset Securities Mortgage Loan Trust, Ser 2007-WF1, Cl A1
4.202%, TSFR1M + 0.534%, 02/25/2037 (A)	$66	$64
Towd Point Mortgage Trust, Ser 2024-CES6, Cl A1
5.725%, 11/25/2064 (B)(C)	277	277
Towd Point Mortgage Trust, Ser 2025-CRM1, Cl A1
5.799%, 01/25/2065 (B)(C)	356	356
Vista Point Securitization Trust, Ser 2026-CES1, Cl A1
5.035%, 02/25/2056 (B)(C)	278	274
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2005-2, Cl M9
6.182%, TSFR1M + 2.514%, 12/25/2034 (A)	72	72
		2,385
Other Asset-Backed Securities — 9.7%

Aligned Data Centers Issuer, Ser 2026-1A, Cl A2I
5.909%, 06/15/2056 (B)	236	234
AMMC CLO, Ser 2024-24A, Cl AR
4.929%, TSFR3M + 1.200%, 01/20/2035 (A)(B)	325	325
AMSR Trust, Ser 2022-SFR3, Cl A
4.000%, 10/17/2039 (B)	236	233
AMSR Trust, Ser 2023-SFR1, Cl A
4.000%, 04/17/2040 (B)	410	403
AMSR Trust, Ser 2024-SFR1, Cl A
4.290%, 07/17/2041 (B)(C)	487	476
ARES LX CLO, Ser 2026-60A, Cl AR2
4.689%, TSFR3M + 0.960%, 07/18/2034 (A)(B)	315	315
ARES LXII CLO, Ser 2025-62A, Cl BR
5.310%, TSFR3M + 1.500%, 01/25/2034 (A)(B)	300	300
Bain Capital Credit CLO, Ser 2024-6A, Cl A1R
4.824%, TSFR3M + 1.090%, 10/21/2034 (A)(B)	275	275
Bain Capital Credit CLO, Ser 2025-3A, Cl AR
4.835%, TSFR3M + 1.060%, 07/24/2034 (A)(B)	260	260
Bain Capital Credit CLO, Ser 2026-4A, Cl A1RR
4.729%, TSFR3M + 1.000%, 10/20/2034 (A)(B)	406	406
Ballyrock CLO, Ser 2026-20A, Cl A1A3
4.803%, TSFR3M + 1.050%, 10/15/2036 (A)(B)	300	300

SEI Catholic Values Trust	21

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Barings CLO, Ser 2024-3A, Cl A1RR
4.869%, TSFR3M + 1.140%, 01/20/2036 (A)(B)	$300	$300
CIFC Funding 2022-IV, Ser 2025-4A, Cl AR
4.883%, TSFR3M + 1.090%, 07/16/2035 (A)(B)	300	300
CIFC Funding 2023-III, Ser 2026-3A, Cl A1R
4.929%, TSFR3M + 1.200%, 01/20/2039 (A)(B)	638	638
CIFC Funding, Ser 2024-1A, Cl A1R
5.230%, TSFR3M + 1.420%, 07/25/2037 (A)(B)	250	250
CIFC Funding, Ser 2025-4RA, Cl A1A2
4.740%, TSFR3M + 0.990%, 01/17/2035 (A)(B)	260	260
Cloud Capital Holdco, Ser 2024-1A, Cl A2
5.781%, 11/22/2049 (B)	160	159
Clover CLO, Ser 2025-3A, Cl AR
4.880%, TSFR3M + 1.070%, 01/25/2035 (A)(B)	300	300
Compass Datacenters Issuer III, Ser 2026-1A, Cl A21
4.897%, 02/25/2056 (B)	363	352
Consolidated Communications, Ser 2025-1A, Cl A2
6.000%, 05/20/2055 (B)	110	111
Diamond Infrastructure Funding, Ser 2021-1A, Cl A
1.760%, 04/15/2049 (B)	285	282
Diamond Issuer, Ser 2021-1A, Cl A
2.305%, 11/20/2051 (B)	25	25
Domino's Pizza Master Issuer, Ser 2021-1A, Cl A2I
2.662%, 04/25/2051 (B)	555	527
Domino's Pizza Master Issuer, Ser 2025-1A, Cl A2II
5.217%, 07/25/2055 (B)	380	372
Dryden 68 CLO, Ser 2024-68A, Cl ARR
4.853%, TSFR3M + 1.100%, 07/15/2035 (A)(B)	250	250
Dryden 98 CLO, Ser 2026-98A, Cl AR
4.749%, TSFR3M + 1.020%, 04/20/2035 (A)(B)	325	325
Edgeconnex Data Centers Issuer, Ser 2024-1, Cl A2
6.000%, 07/27/2054 (B)	192	189
FirstKey Homes Trust, Ser 2021-SFR3, Cl A
2.135%, 12/17/2038 (B)	249	247
Flatiron CLO, Ser 2025-1A, Cl AR2
4.921%, TSFR3M + 1.180%, 11/16/2034 (A)(B)	145	145
GCI Funding I, Ser 2021-1, Cl A
2.380%, 06/18/2046 (B)	241	221
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
GCRED BSL CLO 1, Ser 2026-BSL1A, Cl B
5.179%, TSFR3M + 1.450%, 01/20/2034 (A)(B)	$275	$275
Goldentree Loan Management US CLO, Ser 2025-16A, Cl ARR
4.849%, TSFR3M + 1.120%, 01/20/2038 (A)(B)	445	445
Golub Capital Partners CLO, Ser 2025-53A, Cl AR
4.709%, TSFR3M + 0.980%, 07/20/2034 (A)(B)	335	335
J.G. Wentworth XXXIX, Ser 2017-2A, Cl B
5.090%, 09/17/2074 (B)	167	152
JG Wentworth XLII, Ser 2018-2A, Cl B
4.700%, 10/15/2077 (B)	122	110
LCM, Ser 2024-37A, Cl A1R
4.813%, TSFR3M + 1.060%, 04/15/2034 (A)(B)	170	170
Lightpath Fiber Issuer, Ser 2026-1A, Cl A2
5.597%, 03/25/2056 (B)	220	218
Lunar Structured Aircraft Portfolio Notes, Ser 2021-1, Cl A
2.636%, 10/15/2046 (B)	153	145
Madison Park Funding XXXVI, Ser 2025-36A, Cl B1RR
5.303%, TSFR3M + 1.550%, 04/15/2035 (A)(B)	250	250
Magnetite XXIII, Ser 2026-23A, Cl AR2
4.800%, TSFR3M + 0.990%, 01/25/2035 (A)(B)	315	315
Neuberger Berman Loan Advisers Lasalle Street Lending CLO I, Ser 2025-1A, Cl BR
5.510%, TSFR3M + 1.700%, 10/25/2036 (A)(B)	300	301
OCP CLO, Ser 2024-10A, Cl AR3
5.120%, TSFR3M + 1.310%, 01/26/2038 (A)(B)	560	561
OCP CLO, Ser 2025-45A, Cl A
4.983%, TSFR3M + 1.230%, 10/15/2038 (A)(B)	387	387
Octagon 56, Ser 2026-1A, Cl BR
5.303%, TSFR3M + 1.550%, 10/15/2034 (A)(B)	300	300
Octagon Investment Partners 40, Ser 2025-1A, Cl BRR
5.279%, TSFR3M + 1.550%, 01/20/2035 (A)(B)	290	290
Palmer Square CLO, Ser 2024-4A, Cl A1R
5.079%, TSFR3M + 1.350%, 10/20/2037 (A)(B)	284	284
Planet Fitness Master Issuer, Ser 2024-1A, Cl A2I
5.765%, 06/05/2054 (B)	486	488

22	SEI Catholic Values Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Progress Residential Trust, Ser 2023-SFR2, Cl A
4.500%, 10/17/2040 (B)	$527	$517
QTS Issuer ABS I, Ser 2025-1A, Cl A2
5.439%, 05/25/2055 (B)	322	317
QTS Issuer ABS II, Ser 2026-6A, Cl A21
5.340%, 07/05/2056 (B)	358	352
SBA Small Business Investment, Ser 2023-10A, Cl 1
5.168%, 03/10/2033	238	239
SBA Small Business Investment, Ser 2025-10A, Cl 1
4.963%, 03/10/2035	331	330
SBA Small Business Investment, Ser 2025-10B, Cl 1
4.532%, 09/10/2035	634	620
Sixth Street CLO VIII, Ser 2024-8A, Cl A1R2
4.879%, TSFR3M + 1.150%, 10/20/2034 (A)(B)	250	250
Slam, Ser 2024-1A, Cl A
5.335%, 09/15/2049 (B)	201	198
Store Master Funding I-VII XIV XIX XX XXII XXIV XXXIV XXXVII XXXVIII, Ser 2026-1A, Cl A1
5.220%, 06/20/2056 (B)	590	578
Subway Funding, Ser 2024-1A, Cl A2I
6.028%, 07/30/2054 (B)	317	318
Subway Funding, Ser 2024-1A, Cl A2II
6.268%, 07/30/2054 (B)	174	174
SVC ABS, Ser 2026-1A, Cl B
5.795%, 03/20/2056 (B)	200	192
Switch ABS Issuer, Ser 2024-1A, Cl A2
6.280%, 03/25/2054 (B)	300	301
Switch ABS Issuer, Ser 2025-1A, Cl A2
5.036%, 03/25/2055 (B)	70	68
Taco Bell Funding, Ser 2021-1A, Cl A2II
2.294%, 08/25/2051 (B)	424	395
Taco Bell Funding, Ser 2025-1A, Cl A2I
4.821%, 08/25/2055 (B)	451	440
Tricon American Homes Trust, Ser 2020-SFR2, Cl A
1.482%, 11/17/2039 (B)	190	183
Tricon Residential Trust, Ser 2024-SFR4, Cl A
4.300%, 11/17/2041 (B)	393	381
Trinitas CLO VI, Ser 2025-6A, Cl B1R4
5.460%, TSFR3M + 1.650%, 01/25/2034 (A)(B)	250	250
Trinitas Clo VII, Ser 2025-7A, Cl A1R2
4.870%, TSFR3M + 1.060%, 01/25/2035 (A)(B)	315	315
U.S. Small Business Administration, Ser 2010-20B, Cl 1
4.140%, 02/01/2030	11	11
Description	Face Amount (Thousands)		Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
U.S. Small Business Administration, Ser 2011-20G, Cl 1
3.740%, 07/01/2031		$60	$58
U.S. Small Business Administration, Ser 2011-20H, Cl 1
3.290%, 08/01/2031		32	31
U.S. Small Business Administration, Ser 2013-20G, Cl 1
3.150%, 07/01/2033		141	134
U.S. Small Business Administration, Ser 2014-20C, Cl 1
3.210%, 03/01/2034		141	135
U.S. Small Business Administration, Ser 2015-20F, Cl 1
2.980%, 06/01/2035		40	37
U.S. Small Business Administration, Ser 2017-20H, Cl 1
2.750%, 08/01/2037		104	95
U.S. Small Business Administration, Ser 2018-20A, Cl 1
2.920%, 01/01/2038		112	102
U.S. Small Business Administration, Ser 2018-20B, Cl 1
3.220%, 02/01/2038		165	153
U.S. Small Business Administration, Ser 2022-25G, Cl 1
3.930%, 07/01/2047		364	337
U.S. Small Business Administration, Ser 2024-25F, Cl 1
5.040%, 06/01/2049		355	353
Valley Stream Park CLO, Ser 2024-1A, Cl ARR
4.919%, TSFR3M + 1.190%, 01/20/2037 (A)(B)		300	300
Wendy's Funding, Ser 2025-1A, Cl A2I
5.422%, 12/15/2055 (B)		50	48
			22,018

Total Asset-Backed Securities
(Cost $25,071) ($ Thousands)			24,944

SOVEREIGN DEBT — 0.7%

Brazilian Government International Bond
4.750%, 01/14/2050		200	142
Colombia Government International Bond
5.625%, 02/26/2044		200	167
Egypt Treasury Bills
0.000%, 12/22/2026(F)	EGP	6,125	112
Kuwait International Government Bond
5.509%, 07/29/2036(B)		$161	161
Mexico Government International Bond
4.600%, 02/10/2048		200	146

SEI Catholic Values Trust	23

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
New South Wales Treasury
5.250%, 02/24/2038	AUD	420	$286
Queensland Treasury
5.250%, 08/13/2038(B)		420	285
Romanian Government International Bond
6.625%, 05/16/2036		$152	152
5.750%, 03/24/2035		48	46
Treasury Corp of Victoria MTN
2.000%, 11/20/2037	AUD	175	86

Total Sovereign Debt
(Cost $1,707) ($ Thousands)			1,583

MUNICIPAL BONDS — 0.6%
California — 0.2%
California State, Build America, GO
7.500%, 04/01/2034		$280	313

Illinois — 0.2%
Chicago, Metropolitan Water Reclamation District, GO
5.720%, 12/01/2038		345	345

Massachusetts — 0.1%
Massachusetts State, Educational Financing Authority, Ser A, RB
4.141%, 07/01/2027		285	284

New York — 0.1%
Empire State Development, Ser E, RB
5.770%, 03/15/2039		180	182
New York City, Ser H, GO
5.935%, 02/01/2055		110	108
			290

Total Municipal Bonds
(Cost $1,338) ($ Thousands)			1,232

CONVERTIBLE BOND — 0.1%
Cellnex Telecom
0.750%, 11/20/2031	EUR	100	107

Total Convertible Bond
(Cost $106) ($ Thousands)			107
Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Institutional Class
3.504%**†	1,870,995	$1,871
Total Cash Equivalent
(Cost $1,871) ($ Thousands)		1,871

PURCHASED SWAPTIONS — 0.0%
Total Purchased Swaptions
(Cost $25) ($ Thousands)		19

Total Investments in Securities — 108.6%
(Cost $254,475) ($ Thousands)		$246,835

WRITTEN SWAPTIONS — (0.0)%
Total Written Swaptions
(Premiums Received $25) ($ Thousands)		$(7)

24	SEI Catholic Values Trust

A list of open over the counter swaptions contracts for the Fund at August 31, 2026, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTIONS — 0.0%
Put Swaptions
Swaption	Goldman Sachs	$5,985,000	$4.24	10/06/2026	$12
Swaption	Goldman Sachs	5,970,000	4.31	09/08/2026	2
Swaption	Goldman Sachs	1,260,000	4.36	10/30/2026	5
Total Purchased Swaptions		$13,215,000			$19
WRITTEN SWAPTIONS — (0.0)%
Put Swaptions
Swaption	Goldman Sachs	$(4,505,000)	3.94	10/26/2026	$(3)
Call Swaptions
Swaption	Goldman Sachs	$(4,505,000)	4.94	10/26/2026	$(2)
Swaption	Goldman Sachs	(11,940,000)	3.33	12/07/2026	(2)
		(16,445,000)			(4)
Total Written Swaptions		$(20,950,000)			$(7)

A list of the open futures contracts held by the Fund at August 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Notes	82	Dec-2026	$16,861	$16,829	$(32)
U.S. 5-Year Treasury Notes	13	Dec-2026	1,377	1,374	(3)
			18,238	18,203	(35)
Short Contracts
Australian 10-Year Bonds	(11)	Sep-2026	$(836)	$(843)	$10
Australian 3-Year Bonds	(12)	Sep-2026	(875)	(893)	3
Euro-BOBL	(18)	Sep-2026	(2,355)	(2,369)	19
Euro-BUND 10-Year Bonds	(3)	Sep-2026	(438)	(430)	8
Euro-SCHATZ	(8)	Sep-2026	(982)	(978)	4
Long GILT 10-Year Bonds	(4)	Dec-2026	(470)	(467)	–
U.S. Ultra Long Treasury Bonds	(1)	Dec-2026	(110)	(110)	–
Ultra 10-Year U.S. Treasury Notes	(1)	Dec-2026	(110)	(109)	1
			(6,176)	(6,199)	45
			$12,062	$12,004	$10

A list of the open forward foreign currency contracts held by the Fund at August 31, 2026, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	09/11/26	USD	5	AUD	7	$—
Barclays PLC	09/11/26	USD	106	EUR	92	1
Barclays PLC	09/11/26	AUD	525	USD	367	(10)
Barclays PLC	09/11/26	EUR	742	USD	847	(16)
Barclays PLC	09/11/26	GBP	4,790	USD	6,321	(173)
Goldman Sachs	09/11/26	GBP	73	USD	96	(2)
Goldman Sachs	09/11/26	AUD	1,431	USD	985	(40)
Goldman Sachs	09/11/26	USD	5,676	GBP	4,300	154
Montgomery/BOA	09/11/26	EUR	1,148	USD	1,311	(23)
						$(109)

SEI Catholic Values Trust	25

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2026

Catholic Values Fixed Income Fund (Concluded)

A list of open centrally cleared swap agreements held by the Fund at August 31, 2026 is as follows:

Interest Rate Swap
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1D STERLING OVERNIGHT INDEX AVERAGE (SONIA)	4%	Annually	06/26/2028	GBP	4,446	$(32)	$–	$(32)

Percentages are based on Net Assets of $227,358 ($ Thousands).
**	The rate reported is the 7-day effective yield as of August 31, 2026.
†	Investment in Affiliated Security (see Note 6).
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2026, the value of these securities amounted to $55,160 ($ Thousands), representing 24.3% of the Net Assets of the Fund.
(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)	Perpetual security with no stated maturity date.
(E)	Security is in default on interest payment.
(F)	Zero coupon security.

ABS — Asset-Backed Security

ARM — Adjustable Rate Mortgage

AUD – Australian Dollar

BBSW3M — Australian 3-Month Bank Bill Swap Rate

BOA — Bank of America

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

DAC — Designated Activity Company

EUAMDB05 – Euro 5-Year Interest Rate Swap

EUR – Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP – Great British Pound

GNMA — Government National Mortgage Association

GO — General Obligation

H15T1Y — U.S. Treasury Yield Curve Rate T Note Constant Maturity 1 Year

H15T5Y — U.S. Treasury Yield Curve Rate T Note Constant Maturity 5 Year

IO — Interest Only — face amount represents notional amount

LP — Limited Partnership

MTN — Medium Term Note

PLC – Public Limited Company

Pty – Proprietary

RB — Revenue Bond

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

RFUCCT1Y — Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year

Ser — Series

SOFR — Secured Overnight Financing Rate

SOFR30A — Secured Overnight Financing Rate 30-day Average

SOFRINDX — Secured Overnight Financing Rate Index

SONIA — Sterling Overnight Index Average

STACR — Structured Agency Credit Risk

TBA — To Be Announced

TSFR1M — Term Secured Overnight Financing Rate 1 Month

TSFR3M — Term Secured Overnight Financing Rate 3 Months

UMBS – Unified Mortgage-Backed Securities

USD – United States Dollar

26	SEI Catholic Values Trust

The following is a summary of the level of inputs used as of August 31, 2026, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Mortgage-Backed Securities	–	95,121	–	95,121
U.S. Treasury Obligations	–	70,759	–	70,759
Corporate Obligations	–	51,199	–	51,199
Asset-Backed Securities	–	24,944	–	24,944
Sovereign Debt	–	1,583	–	1,583
Municipal Bonds	–	1,232	–	1,232
Convertible Bond	–	107	–	107
Cash Equivalent	1,871	–	–	1,871
Purchased Swaptions	19	–	–	19
Total Investments in Securities	1,890	244,945	–	246,835

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Written Swaptions	(7)	–	–	(7)
Futures Contracts*
Unrealized Appreciation	45	–	–	45
Unrealized Depreciation	(35)	–	–	(35)
Forward Contracts*
Unrealized Appreciation	–	155	–	155
Unrealized Depreciation	–	(264)	–	(264)
Centrally Cleared Swap
Interest Rate Swap*
Unrealized Depreciation	–	(32)	–	(32)
Total Other Financial Instruments	3	(141)	–	(138)

*	Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2026 ($ Thousands):

Security Description	Value 2/28/2026	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$29,608	$141,758	$(169,495)	$—	$—	$1,871	$99	$—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Catholic Values Trust	27

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

August 31, 2026 (Unaudited)

	Catholic Values Equity Fund	Catholic Values Fixed Income Fund
Assets:
Investments, at Value †	$450,160	$244,964
Affiliated Investments, at Value ††	6,864	1,871
Cash	2,092	201
Cash Collateral on Futures	471	300
Cash Collateral on Centrally Cleared Swap Contracts	–	120
Foreign Currency, at Value †††	443	119
Receivable for Fund Shares Sold	5	–
Receivable for Investment Securities Sold	12	6,986
Dividends and Interest Receivable	476	1,372
Unrealized Appreciation on Forward Foreign Currency Contracts	–	155
Foreign Tax Reclaim Receivable	300	–
Receivable for Variation Margin on Swap Contracts	–	2
Receivable for Variation Margin on Futures Contracts	3	6
Prepaid Expenses	35	20
Total Assets	460,861	256,116
Liabilities:
Payable for Investment Securities Purchased	12	28,326
Payable for Fund Shares Redeemed	74	8
Income Distribution Payable	–	8
Options and Swaptions Written, at Value #	–	7
Payable for Variation Margin on Futures Contracts	20	3
Payable for Variation Margin on Swap Contracts	–	2
Administration Fees Payable	108	32
Shareholder Servicing Fees Payable, Class F	37	16
Unrealized Depreciation on Forward Foreign Currency Contracts	–	264
Chief Compliance Officer Fees Payable	2	1
Investment Advisory Fees Payable	105	48
Professional Fees Payable	31	17
Accrued Expense Payable	–	26
Accrued Foreign Capital Gains Tax on Appreciated Securities	12	–
Total Liabilities	401	28,758
Net Assets	$460,460	$227,358
† Cost of Investments	$346,735	$252,604
†† Cost of Affiliated Investments	6,864	1,871
††† Cost of Foreign Currency	437	118
# Premiums Received from Written Options and Swaptions	–	25
Net Assets:
Paid-in Capital — (Unlimited Authorization — No Par Value)	$252,836	$259,993
Total Distributable Earnings (Accumulated Losses)	207,624	(32,635)
Net Assets	$460,460	$227,358
Net Asset Value, Offering and Redemption Price Per Share — Class F	$19.14	$8.50
	($435,810,172 ÷ 22,771,622 shares)	($188,361,091 ÷ 22,163,157 shares)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$19.11	$8.51
	($24,649,730 ÷ 1,289,878 shares)	($38,997,049 ÷ 4,582,977 shares)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

28	SEI Catholic Values Trust

STATEMENTS OF OPERATIONS ($ Thousands)

For the six months ended August 31, 2026 (Unaudited)

	Catholic Values Equity Fund	Catholic Values Fixed Income Fund
Investment Income:
Dividends	$4,331	$–
Income from Affiliated Investments(1)	92	99
Interest Income	55	5,403
Less: Foreign Taxes Withheld	(203)	–
Total Investment Income	4,275	5,502
Expenses:
Investment Advisory Fees	1,208	387
Administration Fees	662	232
Shareholder Servicing Fees, Class F Shares	521	237
Trustees' Fees	6	3
Chief Compliance Officer Fees	3	1
Professional Fees	34	18
Registration Fees	26	14
Printing Fees	19	10
Custodian/Wire Agent Fees	16	21
Pricing Fees	16	75
Other Expenses	24	14
Total Expenses	2,535	1,012
Less:
Waiver of Investment Advisory Fees	(403)	(58)
Waiver of Shareholder Servicing Fees, Class F Shares	(313)	(142)
Waiver of Administration Fees	(78)	(32)
Net Expenses	1,741	780
Net Investment Income	2,534	4,722
Net Realized Gain (Loss) on:
Investments	91,739	(2,808)
Futures Contracts	407	(179)
Forward Foreign Currency Contracts	–	78
Foreign Currency Transactions	(48)	49
Written Options and Swaptions	–	16
Purchased Options and Swaptions	–	14
Net Realized Gain (Loss)	92,098	(2,830)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(53,745)	(7,798)
Futures Contracts	92	8
Forward Foreign Currency Contracts	–	(52)
Foreign Capital Gains Tax	(12)	–
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(2)	–
Written Options and Swaptions	–	18
Purchased Options and Swaptions	–	15
Swap Contracts	–	(32)
Net Change in Unrealized Appreciation (Depreciation)	(53,667)	(7,841)
Net Realized and Unrealized Gain (Loss)	38,431	(10,671)
Net Increase (Decrease) in Net Assets Resulting from Operations	$40,965	$(5,949)

(1)	See Note 5 in the Notes to Financial Statements.

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Catholic Values Trust	29

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six months ended August 31, 2026 (Unaudited) and the year ended February 28, 2026

	Catholic Values Equity Fund		Catholic Values Fixed Income Fund
	8/31/2026	2/28/2026	8/31/2026	2/28/2026
Operations:
Net Investment Income	$2,534	$3,329	$4,722	$9,134
Net realized gain (loss)	92,098	23,098	(2,830)	443
Net change in unrealized appreciation (depreciation)	(53,667)	35,303	(7,841)	4,245
Net Increase (Decrease) in Net Assets Resulting from Operations	40,965	61,730	(5,949)	13,822
Distributions:
Class F	(3)	(25,245)	(3,704)	(6,696)
Class Y	—	(1,486)	(769)	(2,229)
Total Distributions	(3)	(26,731)	(4,473)	(8,925)
Capital Share Transactions:
Class F:
Proceeds from Shares Issued	5,481	16,218	7,992	21,180
Reinvestment of Dividends & Distributions	—	24,972	3,597	6,624
Cost of Shares Redeemed	(13,219)	(25,058)	(6,326)	(6,780)
Net Increase (Decrease) in Net Assets from Class F Transactions	(7,738)	16,132	5,263	21,024
Class Y:
Proceeds from Shares Issued	29	3,230	1,131	7,999
Reinvestment of Dividends & Distributions	—	1,484	768	2,225
Cost of Shares Redeemed	(1,464)	(17,552)	(22,798)	(3,147)
Net Increase (Decrease) in Net Assets from Class Y Transactions	(1,435)	(12,838)	(20,899)	7,077
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(9,173)	3,294	(15,636)	28,101
Net Increase (Decrease) in Net Assets	31,789	38,293	(26,058)	32,998
Net Assets:
Beginning of Period	428,671	390,378	253,416	220,418
End of Period	$460,460	$428,671	$227,358	$253,416
Capital Share Transactions:
Class F:
Shares Issued	307	975	925	2,419
Shares Issued in Lieu of Dividends & Distributions	—	1,469	418	759
Shares Redeemed	(732)	(1,458)	(734)	(779)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(425)	986	609	2,399
Class Y:
Shares Issued	2	221	130	926
Shares Issued in Lieu of Dividends & Distributions	—	87	89	255
Shares Redeemed	(81)	(1,119)	(2,626)	(362)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(79)	(811)	(2,407)	819

The accompanying notes are an integral part of the financial statements.

30	SEI Catholic Values Trust

FINANCIAL HIGHLIGHTS

For the six months ended August 31, 2026 (Unaudited) and the years ended February 28, or February 29, For a share outstanding throughout the years or periods

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses)(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Catholic Values Equity Fund
Class F
2026@	$17.45	$0.10	$1.59	$1.69	$—	$—	$—	$19.14	9.68%	$435,810	0.79%	1.16%	1.14%	118%
2026	16.01	0.14	2.44	2.58	(0.15)	(0.99)	(1.14)	17.45	16.37	404,822	0.86	1.22	0.82	21
2025	15.05	0.15	1.91	2.06	(0.14)	(0.96)	(1.10)	16.01	13.85	355,574	0.78	1.31	0.94	19
2024	12.59	0.15	2.49	2.64	(0.14)	(0.04)	(0.18)	15.05	21.08	328,426	0.78	1.24	1.10	28
2023	14.12	0.14	(1.23)	(1.09)	(0.13)	(0.31)	(0.44)	12.59	(7.57)	286,483	0.86	1.24	1.07	33
2022	15.20	0.10	1.34	1.44	(0.10)	(2.42)	(2.52)	14.12	8.72	314,736	0.86	1.23	0.61	37
Class Y
2026@	$17.42	$0.11	$1.58	$1.69	$—	$—	$—	$19.11	9.70%	$24,650	0.70%	0.91%	1.24%	118%
2026	15.97	0.16	2.43	2.59	(0.15)	(0.99)	(1.14)	17.42	16.50	23,849	0.76	0.97	0.93	21
2025	15.02	0.15	1.92	2.07	(0.16)	(0.96)	(1.12)	15.97	13.91	34,804	0.77 (2)	0.98	0.95	19
2024	12.57	0.15	2.48	2.63	(0.14)	(0.04)	(0.18)	15.02	21.04	32,357	0.76	0.99	1.10	28
2023	14.09	0.15	(1.22)	(1.07)	(0.14)	(0.31)	(0.45)	12.57	(7.42)	26,934	0.76	0.99	1.17	33
2022	15.17	0.11	1.35	1.46	(0.12)	(2.42)	(2.54)	14.09	8.82	29,986	0.76	0.98	0.68	37
Catholic Values Fixed Income Fund
Class F
2026@	$8.70	$0.18	$(0.21)	$(0.03)	$(0.17)	$—	$(0.17)	$8.50	(2.40)%	$188,361	0.69%	0.92%	4.06%	153%
2026	8.70	0.34	0.17	0.51	(0.33)	—	(0.33)	8.88	5.98	191,374	0.71	0.93	3.86	229
2025	8.57	0.33	0.12	0.45	(0.32)	—	(0.32)	8.70	5.31	166,724	0.63	1.02	3.81	229
2024	8.60	0.30	(0.06)	0.24	(0.24)	(0.03)	(0.27)	8.57	2.77	147,200	0.63	1.00	3.48	105
2023	9.87	0.22	(1.27)	(1.05)	(0.22)	—	(0.22)	8.60	(10.70)	130,176	0.71	0.97	2.51	101
2022	10.34	0.15	(0.38)	(0.23)	(0.21)	(0.03)	(0.24)	9.87	(2.29)	147,409	0.71	0.97	1.48	76
Class Y
2026@	$8.70	$0.18	$(0.20)	$(0.02)	$(0.17)	$—	$(0.17)	$8.51	(2.24)%	$38,997	0.59%	0.67%	4.14%	153%
2026	8.70	0.34	0.18	0.52	(0.34)	—	(0.34)	8.88	6.08	62,042	0.61	0.68	3.96	229
2025	8.57	0.33	0.13	0.46	(0.33)	—	(0.33)	8.70	5.42	53,694	0.61	0.69	3.83	229
2024	8.61	0.30	(0.06)	0.24	(0.25)	(0.03)	(0.28)	8.57	2.75	51,417	0.61	0.75	3.50	105
2023	9.88	0.23	(1.28)	(1.05)	(0.22)	—	(0.22)	8.61	(10.65)	39,606	0.61	0.72	2.60	101
2022	10.35	0.16	(0.38)	(0.22)	(0.22)	(0.03)	(0.25)	9.88	(2.21)	46,076	0.61	0.72	1.58	76

@	For the six-month period ended August 31, 2026. All ratios for the period have been annualized.
†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.76%.

The accompanying notes are an integral part of the financial statements.

Amounts designated as "—" are either $0 or have been rounded to $0.

SEI Catholic Values Trust	31

NOTES TO FINANCIAL STATEMENTS

August 31, 2026 (Unaudited)

1. ORGANIZATION

SEI Catholic Values Trust (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 8, 2014.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company with two operational Funds: Catholic Values Equity Fund (“Equity Fund”) and Catholic Values Fixed Income Fund (“Fixed Income Fund”) (each a “Fund,” collectively, the “Funds”), both of which are diversified Funds. The Trust is registered to offer: Class F and Class Y shares of the Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectuses provide a description of each Fund’s investment objective and strategies.

In addition to its objective and strategies, each of the Funds makes investment decisions consistent with Catholic values on a range of social and moral concerns that may include: protecting human life; promoting human dignity; reducing arms production; pursuing economic justice; protecting the environment, and encouraging corporate responsibility. Potential investments for the Funds are first selected for financial soundness and then evaluated according to the Funds’ social criteria. The Adviser has engaged an independent compliance support organization that has identified a list of issuers that do not align with Catholic values. The Funds will not invest in issuers identified through this process. The Adviser reserves the right to modify the criteria from time to time to maintain alignment with evolving Catholic social and moral positions.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation —Pursuant to the requirements of the 1940 Act and Rule 2a-5, the administrator, as delegated by the Board of Trustees (the "Board"), has the responsibility for the valuation of Fund investments with readily available market quotations in accordance with the Funds' Valuation and Pricing Policy. The Trust's Board of Trustees has designated SEI Investments Management Corporation ("SIMC") as the Valuation Designee for the Funds pursuant to Rule 2a-5 (the "Rule") under the 1940 Act. The Valuation Designee has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no longer reliable. SIMC, in furtherance of the Board’s designation, has appointed a Valuation Committee (the “Committee”) and has established a Valuation and Pricing Policy to implement the Rule and the Funds’ Valuation and Pricing Policy (together the “Policy”).

When valuing portfolio securities, a Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (“NASDAQ”) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. A Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or debt tranches of collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded funds, which are priced as equity securities. These open-end investment companies’ shares are offered in separate prospectuses, each of which describes the process by which the applicable investment company’s net asset value is determined. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, or in the case of an equity tranche of a collateralized debt obligations/collateralized loan obligations, a Fund will value the securities using a bid price from at least one independent broker.

32	SEI Catholic Values Trust

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Policy until a price from an independent source can be secured. Debt securities held by a Fund with remaining maturities of 60 days or less may be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument, and the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer-specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Options and warrants are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Futures and swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time a Fund calculates its Net Asset Value (“NAV”), the settlement price may not be available at the time at which the Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a Fund’s futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser (“Sub-Adviser”), as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Committee if it receives such notification from a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Policy provides that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board. However, when the change would not materially affect valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, ratification may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not readily available, for which market prices are determined to be unreliable, or which cannot be valued using the methodologies described above are valued in accordance with Rule 2a-5 and the Policy.

The Valuation Designee must monitor for circumstances that may necessitate that a security be valued using the Fair Value Procedures which can include: (i) the security's trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, (iv) the security has not been traded for an extended period of time, (v) the security's primary pricing source is not able or willing to provide a price, (vi) trading of the security is subject to local government-imposed restrictions; or (vii) a significant event (as defined below). When a security is valued in accordance with the Policy, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the type of security or asset, (ii) the last trade price, (iii) evaluation of the forces that influence the market in which the security is purchased and sold, (iv) the liquidity of the security, (v) the size of the holding in a Fund or (vi) any other appropriate information.

The Committee is responsible for selecting and applying, in a consistent manner, the appropriate methodologies for determining and calculating the fair value of holdings of the Funds, including specifying the key inputs and assumptions specific to each asset class or holding.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

SEI Catholic Values Trust	33

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2026 (Unaudited)

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a “Significant Event”), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that the Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate NAV, it may request that a Committee meeting be called. In addition, with respect to certain securities, the Funds’ administrator performs price comparisons and price movement review (among other processes), to monitor the pricing data supplied by various sources. Any identified discrepancies are researched and subject to the procedures described above.

The Equity Fund and Fixed Income Fund, which may hold international securities, use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, these Funds will value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.) or quoted prices for identical instruments in inactive markets; and

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts.

The valuation techniques used by the Funds to measure fair value during the six months ended August 31, 2026 maximized the use of observable inputs and minimized the use of unobservable inputs.

34	SEI Catholic Values Trust

For the six months ended August 31, 2026, there have been no significant changes to the Trust’s fair valuation methodologies. For details of the investment classifications reference the Schedules of Investments.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security, which is not materially different from the effective interest method. Amortization of premiums and discounts is included in interest income.

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(i) market value of investment securities, assets and liabilities at the current rate of exchange; and

(ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. A Fund may also engage in currency transactions to enhance that Fund’s returns. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes.

The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of August 31, 2026, if applicable.

Futures Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. In addition, fixed income funds will utilize futures contracts to help manage duration and yield curve exposure. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are market-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When contracts are closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, futures contracts involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities.

It is the Funds’ policy to present the gross variation margin payable and the gross variation margin receivable of the future contracts separately on the Statements of Assets and Liabilities as the Funds do not have a master netting agreement with the counterparty to the future contracts.

SEI Catholic Values Trust	35

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2026 (Unaudited)

Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of August 31, 2026, if applicable.

Master Limited Partnerships — Investments in units of master limited partnerships (“MLPs”) involve risks that differ from an investment in common stock. Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments. The benefit a Fund derives from investment in MLP units is largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes. If an MLP were classified as a corporation for federal income tax purposes, there would be a reduction in the after-tax return to a Fund of distributions from the MLP, likely causing a reduction in the value of a Fund's shares. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on a Fund. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole.

Inflation-Indexed Bonds — Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included in interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Options Written/Purchased — To the extent consistent with its investment objective and strategies, a Fund may invest in financial options contracts to add return or to hedge their existing portfolio securities. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing or writing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. In connection with option agreements securities may be set aside as collateral by a Fund’s custodian.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open options contracts as of August 31, 2026, if applicable.

Securities Sold Short — To the extent consistent with its Investment Objective and Strategies, a Fund may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, a Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

36	SEI Catholic Values Trust

Refer to each Fund’s Schedule of Investments for details regarding securities sold short as of August 31, 2026, if applicable.

Swap Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in swap contracts as an efficient means to synthetically obtain exposure to securities or baskets of securities and to manage a Fund’s interest rate duration and yield curve exposure. Swap contracts may also be used to mitigate a Fund’s overall level of risk and/or a Fund’s risk to particular types of securities, currencies or market segments. Interest rate swaps may further be used to manage a Fund’s yield spread sensitivity. A Fund may buy credit default swaps in an attempt to manage credit risk where a Fund has credit exposure to an issuer, and a Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “Basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared swaps”). Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian.

Swaps are “marked-to-market” daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statements of Operations. Centrally Cleared swaps are valued at the settlement price established each day by the board on exchange on which they are traded. The daily settlement prices for centrally cleared swaps are provided by an independent source. Net payments of interest are recorded as realized gains or losses. Daily changes in valuation of Centrally Cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“Variation Margin”) on the Statements of Assets and Liabilities.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

It is the Funds’ policy to present the gross variation margin payable and the gross variation margin receivable of the swap contracts separately on the Statements of Assets and Liabilities as the Funds do not have a master netting agreement with the counterparty to the swap contracts. See Note 3 for further details. Refer to each Fund's Schedule of Investments for details regarding open swap contracts as of August 31, 2026, if applicable.

Delayed Delivery Transactions — To the extent consistent with its Investment Objective and Strategies, a Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

SEI Catholic Values Trust	37

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2026 (Unaudited)

Collateralized Debt Obligations — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “Equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on its Class and its collateral securities. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Restricted Securities — Throughout the period, the Funds may own private placement investments that were purchased through private offerings or acquired through initial public offerings that could not be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there from. In addition, the Funds had generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of those investments. These investments were valued at amortized cost, which approximates fair value, as determined in accordance with the procedures approved by the Board of Trustees. Refer to each Fund’s Schedule of Investments, for details regarding restricted securities as of August 31, 2026, if applicable.

Classes — Class-specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses and non- class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Cash — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Dividends and Distributions to Shareholders — The Equity Fund will distribute its net investment income annually. The Fixed Income Fund declares its net investment income daily and distributes monthly. The Funds make distributions of capital gains, if any, at least annually.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. For US REITs, distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

38	SEI Catholic Values Trust

Segment Reporting —The Funds adopted the Financial Accounting Standards Board ("FASB") Accounting Standards Update ("ASU") 2023-07, Segment Reporting (Topic 280) - "Improvements to Reportable Segment Disclosures" ("ASU 2023-07"). Adoption of this standard impacted financial statement disclosures only and did not affect the Funds' financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity's chief operating decision maker ("CODM") to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund's Chief Financial Officer serves as the CODM. The CODM reviews Fund_level financial information, including total returns, expense ratios, changes in net assets, schedules of investments, and other performance and profitability reports, to assess each Fund's operating results. Each Fund is structured as an investment company and represents a single operating segment. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as "Total Assets" and significant segment expenses are listed on the accompanying Statements of Operations.

3. CREDIT DERIVATIVES

A Fund may use credit default swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

SEI Catholic Values Trust	39

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2026 (Unaudited)

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

4. DERIVATIVE TRANSACTIONS

The following tables include only Funds that had exposure to derivatives held throughout the period. For Funds that held derivatives throughout the period with only one type of risk exposure, additional information can be found on the Schedules of Investments and the Statements of Operations.

The fair value of derivative instruments as of August 31, 2026 was as follows ($ Thousands):

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments:
Catholic Values Equity Fund
Equity contracts	Unrealized appreciation on futures contracts	$93	*	Unrealized depreciation on futures contracts	$—	*
Total Derivatives not accounted for as hedging instruments		$93			$—

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments:
Catholic Values Fixed Income Fund
Interest rate contracts	Purchased swaptions contracts, at value	$19	*	Written swaptions contracts, at value	$7	*
	Unrealized appreciation on futures contracts	$45	*	Unrealized depreciation on futures contracts	$35	*
	Unrealized appreciation on swap contracts	$—	†	Unrealized depreciation on swap contracts	$32	†
Foreign Exchange contracts	Unrealized appreciation on forward foreign currency contracts	$155		Unrealized depreciation on forward foreign currency contracts	$264
Total Derivatives not accounted for as hedging instruments		$219			$338

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities.

†	Includes cumulative appreciation/depreciation of swap contracts as reported in the Schedules of Investments. Market Value is reported within the Statements of Assets & Liabilities for swap contracts that have paid premiums.

The effect of derivative instruments on the Statements of Operations for the six months ended August 31, 2026.

Amount of realized gain or (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Catholic Values Equity Fund
Equity contracts	$—	$—	$407	$—	$—	$407
Total	$—	$—	$407	$—	$—	$407

40	SEI Catholic Values Trust

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Catholic Values Fixed Income Fund
Interest rate contracts	$14	$16	$(179)	$—	$—	$(149)
Foreign exchange contracts	—	—	—	78	—	78
Total	$14	$16	$(179)	$78	$—	$(71)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Catholic Values Equity Fund
Equity contracts	$—	$—	$92	$—	$—	$92
Total	$—	$—	$92	$—	$–	$92

Catholic Values Fixed Income Fund
Interest rate contracts	$15	$18	$8	$—	$—	$41
Foreign exchange contracts	—	—	—	(52)	—	(52)
Total	$15	$18	$8	$(52)	$–	$(11)

The following table discloses the average quarterly balances of the Funds’ derivative activity during the six months ended August 31, 2026 ($ Thousands):

	Catholic Values Equity Fund	Catholic Values Fixed Income Fund
Futures Contracts:
Average Notional Balance Long	$5,778	$18,875
Average Notional Balance Short	–	5,106
Forward Foreign Currency Contracts:
Average Notional Balance Long	–	12,338
Average Notional Balance Short	–	12,220
Interest Rate Swaps:
Average Notional Balance	–	3,014
Options/Swaptions:
Average Notional Balance Long†	–	21
Average Notional Balance Short†	–	23

†	Represents cost.

A Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

SEI Catholic Values Trust	41

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2026 (Unaudited)

Customer Account Agreements and related addendums govern exchange traded derivatives transactions such as futures, options on futures, and centrally cleared swaps. Exchange traded derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (“CFTC”), or the applicable regulator. In the U.S., counterparty risk is reduced as placement due to the Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. Refer to each Fund’s Statement of Assets and Liabilities for market value, variation margin and collateral of exchange-traded or centrally cleared financial derivative instruments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.

Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

The following is a summary by derivative type of the market value of OTC financial derivative instruments and collateral (received) pledged as of August 31, 2026 ($ Thousands):

	Financial Derivative Assets					Financial Derivative Liabilities
Catholic Values Fixed Income Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
Barclays PLC	$1	$—	$—	$1	$199	$—	$—	$199	$(198)	$—	$(198)
Goldman Sachs	$154	$19	$—	$173	$42	$7	$—	$49	$124	$—	$124
Montgomery/BOA	$—	$—	$—	$—	$23	$—	$—	$23	$(23)	$—	$(23)
Total Over the Counter	$155	$19	$—	$174	$264	$7	$—	$271

(1)	Excess collateral pledged is not shown for financial reporting purposes.

(2)	Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

5. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUB-ADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration, Distribution and Custodian Agreements —SIMC serves as each Fund’s investment adviser (the “Adviser”) and “Manager of Managers” under an investment advisory agreement approved by the shareholders of each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Global Funds Services (the “Administrator”) provides the Trust with administrative and transfer agency services. For its services, the

Administrator is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (the “Distributor”) is the distributor of the shares of the Funds. The Funds have adopted a shareholder servicing plan (the “Shareholder Servicing Plan”) under which a shareholder servicing fee of up to 0.25% of the average daily net assets of Class F shares of the Funds will be paid to other service providers. Under the Shareholder Servicing Plan, other service providers may perform, or may compensate other service providers for performing, certain shareholder and administrative services.

42	SEI Catholic Values Trust

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, costs associated with litigation-or tax-related services, Trustee fees, prime broker fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level.

The waivers by the Funds’ Adviser, Administrator and/or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses. The waivers are voluntary and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time.

The following is a summary of annual fees payable to the Adviser and Distributor and the voluntary expense limitations for each Fund:

	Advisory Fee		Shareholder Servicing Fee	Voluntary Expense Limitation
Catholic Values Equity Fund
Class F	0.45	%*	0.25%	0.86%
Class Y	0.45	%*	0.00%	0.76%
Catholic Values Fixed Income Fund
Class F	0.30	%**	0.25%	0.71%
Class Y	0.30	%**	0.00%	0.61%

*	Prior to June 30, 2026, the advisory fee was 0.60%.
**	Prior to June 30, 2026, the advisory fee was 0.35%.

The following is a summary of annual fees payable to the Administrator:

	First $1.5 Billion	Next $500 Million	Next $500 Million	Next $500 Million	Over $3 Billion
Catholic Values Equity Fund	0.300%	0.260%	0.210%	0.1700%	0.120%
Catholic Values Fixed
Income Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%

Investment Sub-Advisory Agreements — As of August 31, 2026, SIMC has entered into Investment Sub-Advisory Agreements with the following parties:

Investment Sub-Adviser

Catholic Values Equity Fund

Acadian Asset Management LLC

Lazard Asset Management LLC

Parametric Portfolio Associates, LLC

Pzena Investment Management, LLC

Catholic Values Fixed Income Fund

Income Research + Management

Metropolitan West Asset Management, LLC

Under the investment sub-advisory agreements, each sub-adviser receives an annual fee, paid by SIMC.

U.S. Bank, N.A. serves as the custodian of the Fixed Income Fund. Brown Brothers Harriman & Co. serves as the custodian of the Equity Fund. The custodians play no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

Investment in Affiliated Securities — The Funds may invest in the SEI Daily Income Trust Government Fund, an affiliated money market fund to manage excess cash or to serve as margin or collateral for derivative positions. Refer to each Fund’s Schedule of Investments for details regarding transactions with affiliates for the six months ended August 31, 2026, if applicable.

SEI Catholic Values Trust	43

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2026 (Unaudited)

Payment to Affiliates — Certain officers and Trustees of the Trust are also officers and/or Trustees of the Administrator, Adviser, or the Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator, Adviser and/or the Distributor pays compensation of Officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the administrator, are paid for by the Trust as incurred.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes.

Participation in the Program is voluntary for both borrowing and lending funds.

Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the Trust’s Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. For the six months ended August 31, 2026 the Trust has not participated in the Program.

6. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale and maturities of securities other than temporary cash investments and TBAs, during the six months ended August 31, 2026, were as follows:

	U.S. Gov't ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Catholic Values Equity Fund
Purchases	$—	$510,032	$510,032
Sales	—	518,737	518,737
Catholic Values Fixed Income Fund
Purchases	337,928	24,073	362,001
Sales	339,904	34,638	374,542

7. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). No provision for Federal income taxes is required.

Reclassification of Components of Net Assets — Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or distributable earnings (loss), as appropriate, in the period that the differences arise. The permanent differences are primarily attributable to gains and losses on passive foreign investment companies, perpetual bond adjustments, partnership adjustments, paydown reclasses, foreign currency, and REIT adjustments. The temporary differences are primarily attributable to mark-to-market on open futures, straddle loss deferral, deferred start-up costs, partnership basis adjustments, and passive foreign investment company (PFIC) mark-to-market.

The tax character of dividends and distributions during the last two fiscal years was as follows:

	Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Total ($ Thousands)
Catholic Values Equity Fund
2026	$7,296	$19,435	$26,731
2025	4,415	20,916	25,331
Catholic Values Fixed Income Fund
2026	8,925	—	8,925
2025	7,888	—	7,888

44	SEI Catholic Values Trust

As of February 28, 2026, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings/ (Accumulated Losses) ($ Thousands)
Catholic Values Equity Fund	$519	$11,786	$—	$—	$—	$154,364	$(7)	$166,662
Catholic Values Fixed Income Fund	532	—	(21,087)	—	—	51	(1,709)	(22,213)

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Losses carried forward are as follows:

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total ($ Thousands)
Catholic Values Fixed Income Fund	$3,897	$17,190	$21,087

During the year ended February 28, 2026, Catholic Values Fixed Income Fund utilized $429,950 in short-term capital loss carryforwards to offset capital gains.

For Federal income tax purposes, the cost of securities owned at February 28, 2026, and net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes, primarily due to wash sales, partnerships, and PFIC MTM, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at August 31, 2026, were as follows:

	Federal Tax Cost ($ Thousands)	Aggregate Gross Unrealized Appreciation ($ Thousands)	Aggregate Gross Unrealized Depreciation ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
Catholic Values Equity Fund	$353,599	$112,925	$(9,500)	$103,425
Catholic Values Fixed Income Fund	254,475	551	(8,191)	(7,640)

Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years and has concluded that as of February 28, 2026, no provision for income tax would be required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

8. CONCENTRATION/RISKS

In the normal course of business, a Fund may enter into contracts that provide general indemnifications by a Fund to the counterparty to the contract. A Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claim is considered remote.

The following descriptions provide additional information about some of the risks of investing in the Funds:

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

Bank Loans Risk — With respect to bank loans, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation in the loan. The Fund may also have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return. These risks may be increased in foreign and emerging markets.

SEI Catholic Values Trust	45

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2026 (Unaudited)

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such issuer’s underlying asset portfolio and the issuer’s ability to issue new asset-backed commercial paper.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Catholic Values Investing Risk — The Funds consider the United States Conference of Catholic Bishops' Socially Responsible Investing Guidelines (“Guidelines”) in its investment process and may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with the Guidelines. This means that the Funds may underperform other similar mutual funds that do not consider the Guidelines when making investment decisions.

Currency Risk — Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Depositary Receipts Risk — Depositary receipts, such as American Depositary Receipts (ADRs), are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments.

Derivatives Risk — The Fund’s use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk, credit risk, valuation risk and liquidity risk. Credit risk is described above. Leverage risk and liquidity risk are described below. Many over-the-counter (OTC) derivative instruments will not have liquidity beyond the counterparty to the investment. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a swap. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund’s use of derivatives may also increase the amount of taxes payable by some shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

Duration Risk — The longer-term securities in which the Fund may invest are more volatile. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Current Market Conditions Risk — Current market conditions risk is the risk that a particular investment, or shares of the Funds in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates and expect to continue to do so, and the Federal Reserve has announced that it intends to reverse previously implemented quantitative easing. U.S. regulators have proposed several changes to market and issuer regulations that could directly impact the Funds, and any regulatory changes could adversely impact the Funds' ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters. If geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Funds' assets may go down. The COVID-19 global pandemic, or any future public health crisis, and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. Advancements in technology may also adversely impact markets and the overall performance of the Funds.

46	SEI Catholic Values Trust

Exchange-Traded Funds Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory, tax, accounting and audit environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries. Investments in emerging markets are subject to the added risk that information in emerging market investments may be unreliable or outdated due to differences in regulatory, accounting or auditing and financial record keeping standards, or because less information about emerging market investments is publicly available. In addition, the rights and remedies associated with emerging market investments may be different than investments in developed markets. A lack of reliable information, rights and remedies increase the risks of investing in emerging markets in comparison to more developed markets. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Foreign Sovereign Debt Securities Risk — The risk that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Generally, the value of the Fund’s fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

Investment Style Risk —The risk that the equity or fixed income securities in which a Fund invests may underperform other segments of the equity or fixed income markets or the equity or fixed income markets as a whole.

Leverage Risk — The Fund’s use of equity swaps may result in the Fund’s total investment exposure substantially exceeding the value of its portfolio securities and the Fund’s investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund’s use of leverage may result in a heightened risk of investment loss.

SEI Catholic Values Trust	47

NOTES TO FINANCIAL STATEMENTS (Concluded)

August 31, 2026 (Unaudited)

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters or epidemics, or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short-and long-term. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Manager Risk — The success of the Fund's investment strategy depends both on SIMC's selection of the Sub-Advisers and allocating assets to such Sub-Advisers, as well as the Sub-Advisers' success or failure in implementing the Fund's investment strategies. SIMC or a Sub-Adviser may be incorrect in assessing market trends, the value or growth capability of particular securities or asset classes.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund’s expectation. Along with prepayment risk, mortgage backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

Participation Notes (P-Notes) Risk — Participation notes (P-Notes) are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities markets that they seek to replicate. However, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and taxes subject to ordinary income tax rates as opposed to more favorable capital gains rates, which may affect the Fund’s performance.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Small and Medium Capitalization Risk —The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter (OTC). OTC stocks may trade less frequently and in smaller volume than exchange listed stocks and may have more price volatility than that of exchange-listed stocks.

48	SEI Catholic Values Trust

U.S. Government Securities Risk —Although U.S. Government securities are considered to be among the safest investments, they are still subject to the credit risk of the U.S. Government and are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. No assurance can be given that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.

Warrants Risk — Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Warrants may be more speculative than other types of investments. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. A warrant ceases to have value if it is not exercised prior to its expiration date.

Please refer to each Fund’s current prospectus for additional disclosure regarding the risks associated with investing in the Funds. The foregoing is not intended to be a complete discussion of the risks associated with the investment strategies of the Funds.

9. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of August 31, 2026, SPTC held of record the following:

Equity Fund
Class F	98%
Class Y	98%
Fixed Income Fund
Class F	98%
Class Y	98%

SPTC is not a direct service provider to the Funds. However, SPTC performs a key role in the comprehensive investment solution that SEI provides to investors. SPTC holds the vast majority of shares in the Funds as custodian for shareholders that are clients of the advisors and financial planners. SPTC maintains accounts at SEI Institutional Transfer Agency (“SITA”), and operates in an omnibus fund account environment.

10. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

SEI Catholic Values Trust	49

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

SEI Catholic Values Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”), pursuant to which SIMC provides investment advisory services to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (each member, a “Trustee” and, collectively, the “Trustees” or the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of a Fund’s Investment Advisory Agreements be specifically approved by the vote of a majority of the outstanding shareholders of the Funds and the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In addition, the 1940 Act requires that the continuation or renewal of any Investment Advisory Agreement be approved at least annually (after an initial period of up to two years), which also requires the vote of a majority of the Board, including a majority of the Independent Trustees. In connection with their consideration of such renewals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to renew an Investment Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to renew the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the first half of the Trust’s fiscal year, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds prepared by Broadridge, an independent provider of investment company data that was engaged to prepare an assessment of the Funds in connection with the renewal of the Investment Advisory Agreements (the “Broadridge Report”); (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (ix) SIMC’s potential economies of scale; (x) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (xi) SIMC’s and the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance over various periods of time compared with peer groups of mutual funds prepared by Broadridge and the Funds’ benchmark indexes.

50	SEI Catholic Values Trust

At the December 8-10, 2025 meeting of the Board, the Board approved a brief extension of the Advisory Agreement to accommodate a revised Spring meeting schedule. Typically, the Trustees renew the Advisory Agreement at the first quarterly in-person meeting of the calendar year in March. Agreements regularly renewed at the March meeting expire on April 1 of the following year. Because the first quarterly in-person meeting of the Board in calendar year 2026 was held on March 31-April 2, the Advisory Agreement would have expired prior to the meeting, without the extension. Accordingly, the Board voted in-person at the December 8-10, 2025 meeting to extend the Advisory Agreement until the March 31-April 2, 2026 meeting. In evaluating whether to approve the extension of the Advisory Agreement, the Board considered the information made available to it throughout the course of the year by representatives of the SEI investment and compliance teams. At the March 31-April 2, 2026 meeting, the Board evaluated the Advisory Agreement in accordance with the renewal process that it typically applies during the annual contract renewal each Spring. Also, certain Sub-Advisory Agreements were renewed at a meeting of the Board held during the first half of the Trust’s fiscal year on March 31-April 2, 2026. In each case, the Board’s renewal was based on its consideration and evaluation of the factors described above, as discussed at the meeting and at prior meetings. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Advisory Agreement and applicable Sub-Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support the renewal of the Investment Advisory Agreements. In addition to advisory services, the Board considered the nature and quality of certain administrative, transfer agency and other non-investment advisory services provided to the Funds by SIMC and/or its affiliates.

Performance. In determining whether to renew SIMC’s Advisory Agreement, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered the Broadridge Report. The Broadridge Report included metrics on risk analysis, volatility versus total return, net total return and performance consistency for the Funds and a universe of comparable funds. Based on the materials considered and discussed at the meetings, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the renewal of Sub-Advisory Agreements, the Board considered the performance of the Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support the renewal of SIMC’s Advisory Agreement, and the performance of each Sub-Adviser was sufficient to support the renewal of the Sub-Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratios in comparison to those of the Funds’ respective peer groups. In assessing Fund expenses, the Trustees considered the information in the Broadridge Report, which included various metrics related to fund expenses, including, but not limited to, contractual management fees at various asset levels, actual management fees (including transfer agent expenses), and actual total expenses for the Funds and a universe of comparable funds. Based on the materials considered and discussion at the meetings, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s and its affiliates’ voluntary waivers of management and other fees to prevent total Fund operating expenses from exceeding any applicable cap and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for its distribution channels. In determining the appropriateness of fees, the Board also took into consideration the impact of fees incurred indirectly by the Funds as a result of investments into underlying funds, including funds from which SIMC or its affiliates earn fees. The Board also took into consideration compensation earned from the Funds by SIMC or its affiliates for non-advisory services, such as administration, transfer agency, shareholder services or brokerage, and considered whether SIMC and its affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported the renewal of the Investment Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

SEI Catholic Values Trust	51

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (Concluded)

Profitability. With regard to profitability, the Trustees considered compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported the renewal of the Investment Advisory Agreements.

Economies of Scale. With respect to the Advisory Agreement, the Trustees considered whether any economies of scale were being realized by SIMC and its affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the renewal of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

52	SEI Catholic Values Trust

SEI Catholic Values Trust/Semi-Annual Financials and Other Information/August 31, 2026

Trustees

Robert A. Nesher, Chairman

Dennis McGonigle

Nina Lesavoy

James M. Williams

Susan C. Cote

James B. Taylor

Christine Reynolds

Thomas Melendez

Kimberly Walker

Eli Powell Niepoky

Officers

Robert A. Nesher

President and Chief Executive Officer

Glenn R. Kurdziel

Controller and Chief Financial Officer

Stephen Panner

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David F. McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Marci Morgan

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive P.O. Box 1100 Oaks, Pennsylvania 19456

SEI-F-199 (8/26)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Catholic Values Trust

By	/s/ Robert A. Nesher
Robert A. Nesher
President & Chief Executive Officer
(Principal Executive Officer)

Date: November 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & Chief Executive Officer
(Principal Executive Officer)

Date: November 4, 2026

By	/s/ Glenn R. Kurdziel
Glenn R. Kurdziel
Controller & Chief Financial Officer
(Principal Financial Officer)

Date: November 4, 2026